UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04651
JOHN HANCOCK STRATEGIC SERIES
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended November 30, 2025:
  John Hancock Income Fund
  John Hancock Managed Account Shares Bond Completion Portfolio
  John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
  John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
  John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
  John Hancock Managed Account Shares Securitized Debt Portfolio

John Hancock Income Fund
Class A/JHFIX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class A/JHFIX)	$42	0.82%
Fund Statistics
Fund net assets	$1,832,831,174
Total number of portfolio holdings	495
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.2%
Foreign government obligations	25.0%
U.S. Government	7.7%
Term loans	6.8%
U.S. Government Agency	6.5%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Asset-backed securities	1.5%
Preferred securities	1.4%
Convertible bonds	1.3%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025983

91SA-A

11/25

1/26

John Hancock Income Fund

John Hancock Income Fund
Class C/JSTCX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class C/JSTCX)	$78	1.52%
Fund Statistics
Fund net assets	$1,832,831,174
Total number of portfolio holdings	495
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.2%
Foreign government obligations	25.0%
U.S. Government	7.7%
Term loans	6.8%
U.S. Government Agency	6.5%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Asset-backed securities	1.5%
Preferred securities	1.4%
Convertible bonds	1.3%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025983

91SA-C

11/25

1/26

John Hancock Income Fund

John Hancock Income Fund
Class I/JSTIX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class I/JSTIX)	$27	0.52%
Fund Statistics
Fund net assets	$1,832,831,174
Total number of portfolio holdings	495
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.2%
Foreign government obligations	25.0%
U.S. Government	7.7%
Term loans	6.8%
U.S. Government Agency	6.5%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Asset-backed securities	1.5%
Preferred securities	1.4%
Convertible bonds	1.3%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025983

91SA-I

11/25

1/26

John Hancock Income Fund

John Hancock Income Fund
Class R2/JSNSX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R2/JSNSX)	$47	0.91%
Fund Statistics
Fund net assets	$1,832,831,174
Total number of portfolio holdings	495
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.2%
Foreign government obligations	25.0%
U.S. Government	7.7%
Term loans	6.8%
U.S. Government Agency	6.5%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Asset-backed securities	1.5%
Preferred securities	1.4%
Convertible bonds	1.3%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025983

91SA-R2

11/25

1/26

John Hancock Income Fund

John Hancock Income Fund
Class R4/JSNFX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R4/JSNFX)	$34	0.66%
Fund Statistics
Fund net assets	$1,832,831,174
Total number of portfolio holdings	495
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.2%
Foreign government obligations	25.0%
U.S. Government	7.7%
Term loans	6.8%
U.S. Government Agency	6.5%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Asset-backed securities	1.5%
Preferred securities	1.4%
Convertible bonds	1.3%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025983

91SA-R4

11/25

1/26

John Hancock Income Fund

John Hancock Income Fund
Class R5/JSNVX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R5/JSNVX)	$24	0.46%
Fund Statistics
Fund net assets	$1,832,831,174
Total number of portfolio holdings	495
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.2%
Foreign government obligations	25.0%
U.S. Government	7.7%
Term loans	6.8%
U.S. Government Agency	6.5%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Asset-backed securities	1.5%
Preferred securities	1.4%
Convertible bonds	1.3%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025983

91SA-R5

11/25

1/26

John Hancock Income Fund

John Hancock Income Fund
Class R6/JSNWX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R6/JSNWX)	$21	0.41%
Fund Statistics
Fund net assets	$1,832,831,174
Total number of portfolio holdings	495
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.2%
Foreign government obligations	25.0%
U.S. Government	7.7%
Term loans	6.8%
U.S. Government Agency	6.5%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Asset-backed securities	1.5%
Preferred securities	1.4%
Convertible bonds	1.3%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025983

91SA-R6

11/25

1/26

John Hancock Income Fund

John Hancock Managed Account Shares Bond Completion Portfolio
Bond Completion Portfolio/JHBMX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Managed Account Shares Bond Completion Portfolio (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Completion Portfolio/JHBMX	$0	0.00%
Fund Statistics
Fund net assets	$1,105,727
Total number of portfolio holdings	22
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
U.S. Government Agency	59.8%
U.S. Government	25.7%
Financials	7.0%
Health care	2.4%
Information technology	1.6%
Communication services	1.6%
Utilities	1.6%
Short-term investments and other	0.3%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025973

321SA

11/25

1/26

John Hancock Managed Account Shares Bond Completion Portfolio

John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investment-Grade Corporate Bond Portfolio/JMABX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment-Grade Corporate Bond Portfolio/JMABX	$0	0.00%
Fund Statistics
Fund net assets	$433,569,502
Total number of portfolio holdings	283
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	35.1%
Energy	15.4%
Information technology	10.2%
Utilities	8.7%
Industrials	8.4%
Health care	7.0%
Real estate	4.7%
Communication services	4.5%
Consumer staples	2.3%
Consumer discretionary	1.2%
Materials	0.9%
Municipal bonds	0.1%
Short-term investments and other	1.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025973

317SA

11/25

1/26

John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio

John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Non-Investment-Grade Corporate Bond Portfolio/JMADX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Corporate Bond Portfolio/JMADX	$0	0.00%
Fund Statistics
Fund net assets	$166,733,844
Total number of portfolio holdings	191
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Consumer discretionary	21.3%
Energy	19.9%
Financials	11.5%
Communication services	11.3%
Industrials	8.2%
Utilities	7.2%
Materials	6.6%
Health care	3.5%
Information technology	3.2%
Real estate	2.3%
Consumer staples	2.1%
Asset-backed securities	0.2%
Short-term investments and other	2.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025973

318SA

11/25

1/26

John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio

John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Non-Investment-Grade Municipal Bond Portfolio/JHFMX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Municipal Bond Portfolio/JHFMX	$0	0.00%
Fund Statistics
Fund net assets	$20,076,221
Total number of portfolio holdings	106
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	5.5%
Revenue bonds	92.1%
Education	19.6%
Development	19.4%
Health care	17.3%
Other revenue	17.2%
Transportation	4.8%
Housing	4.4%
Airport	4.1%
Tobacco	3.9%
Water and sewer	1.3%
Pollution	0.1%
Short-term investments and other	2.4%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025973

319SA

11/25

1/26

John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio

John Hancock Managed Account Shares Securitized Debt Portfolio
Securitized Debt Portfolio/JMAEX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Managed Account Shares Securitized Debt Portfolio (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Securitized Debt Portfolio/JMAEX	$0	0.00%
Fund Statistics
Fund net assets	$217,932,105
Total number of portfolio holdings	275
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Asset-backed securities	55.8%
Collateralized mortgage obligations – Commercial and residential	35.5%
Collateralized mortgage obligations – U.S. Government Agency	8.0%
Short-term investments and other	0.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-247-0278.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5025973

316SA

11/25

1/26

John Hancock Managed Account Shares Securitized Debt Portfolio

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended November 30, 2025 for the following funds:

  John Hancock Income Fund

  John Hancock Managed Account Shares Bond Completion Portfolio

  John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio

  John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio

  John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio

  John Hancock Managed Account Shares Securitized Debt Portfolio

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Income Fund
Fixed income
November 30, 2025

John Hancock
Income Fund

2	Fund’s investments
27	Financial statements
31	Financial highlights
38	Notes to financial statements
50	Shareholder meeting
51	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK INCOME FUND |

Fund’s investments
AS OF 11-30-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 14.2%				$259,397,266
(Cost $270,655,225)
U.S. Government 7.7%				140,020,664
U.S. Treasury
Bond	2.000	02-15-50	48,661,000	29,424,694
Bond	2.375	02-15-42	2,240,000	1,680,700
Bond	2.500	02-15-45	5,970,000	4,326,851
Bond	2.750	11-15-42	5,190,000	4,069,487
Bond	3.000	02-15-49	730,000	552,262
Note	1.875	02-15-32	32,523,000	29,202,098
Note	2.750	08-15-32	28,840,000	27,103,967
Note	2.875	05-15-32	13,845,000	13,154,913
Note	3.500	02-15-33	8,085,000	7,926,142
Note	4.000	03-31-30	17,640,000	17,936,297
Note	4.250	08-15-35	4,555,000	4,643,253
U.S. Government Agency 6.5%				119,376,602
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	01-01-55	2,428,467	2,443,043
30 Yr Pass Thru	5.000	01-01-55	5,619,141	5,659,890
30 Yr Pass Thru	5.500	02-01-55	6,038,658	6,188,891
30 Yr Pass Thru	6.000	02-01-55	3,183,574	3,311,658
Federal National Mortgage Association
30 Yr Pass Thru	5.000	12-01-54	5,455,398	5,505,188
30 Yr Pass Thru	5.500	02-01-54	3,499,355	3,562,355
30 Yr Pass Thru	5.500	03-01-54	5,144,475	5,269,247
30 Yr Pass Thru	5.500	04-01-54	12,037,800	12,243,237
30 Yr Pass Thru	5.500	10-01-54	9,983,021	10,222,025
30 Yr Pass Thru	5.500	10-01-54	4,104,371	4,189,807
30 Yr Pass Thru	5.500	10-01-54	9,100,008	9,323,558
30 Yr Pass Thru	5.500	11-01-54	4,975,081	5,097,299
30 Yr Pass Thru	5.500	12-01-54	10,805,666	11,125,146
30 Yr Pass Thru	5.500	01-01-55	7,032,468	7,218,413
30 Yr Pass Thru	5.500	01-01-55	6,386,577	6,565,423
30 Yr Pass Thru	5.500	01-01-55	4,468,340	4,541,804
30 Yr Pass Thru	6.000	01-01-55	4,557,135	4,737,634
Government National Mortgage Association
30 Yr Pass Thru	4.000	08-20-52	1,880,632	1,803,292
30 Yr Pass Thru	4.000	10-20-52	1,707,171	1,634,831
30 Yr Pass Thru	4.000	11-20-52	2,253,946	2,159,141
30 Yr Pass Thru	4.500	08-20-52	3,183,402	3,137,461

30 Yr Pass Thru	4.500	12-20-52	3,490,911	3,437,259
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value

Foreign government obligations 25.0%					$458,634,049
(Cost $464,152,447)
Australia 4.4%					81,061,746
Airservices Australia	5.400	11-15-28	AUD	2,440,000	1,636,516
Commonwealth of Australia	1.000	12-21-30	AUD	5,185,000	2,925,082
Commonwealth of Australia	4.250	03-21-36	AUD	7,060,000	4,514,027
New South Wales Treasury Corp.	1.750	03-20-34	AUD	6,970,000	3,571,652
New South Wales Treasury Corp.	4.250	02-20-36	AUD	22,150,000	13,424,946
New South Wales Treasury Corp.	4.750	09-20-35	AUD	6,570,000	4,184,976
New South Wales Treasury Corp.	4.750	02-20-37	AUD	8,815,000	5,504,639
New South Wales Treasury Corp.	5.250	02-24-38	AUD	2,655,000	1,716,880
Queensland Treasury Corp. (A)	3.250	05-21-35	EUR	3,265,000	3,785,660
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	5,240,000	3,256,599
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	6,695,000	4,373,948
Queensland Treasury Corp. (A)	5.250	08-13-38	AUD	3,930,000	2,518,662
South Australian Government Financing Authority	1.750	05-24-34	AUD	6,955,000	3,539,725
Treasury Corp. of Victoria	2.000	09-17-35	AUD	9,900,000	4,892,573
Treasury Corp. of Victoria	2.000	11-20-37	AUD	11,345,000	5,183,326
Treasury Corp. of Victoria	2.250	11-20-41	AUD	5,050,000	2,099,546
Treasury Corp. of Victoria	4.250	12-20-32	AUD	6,770,000	4,298,579
Treasury Corp. of Victoria	4.750	09-15-36	AUD	9,095,000	5,696,411
Treasury Corp. of Victoria	5.000	11-20-40	AUD	3,640,000	2,215,405
Treasury Corp. of Victoria	5.250	09-15-38	AUD	2,685,000	1,722,594
Austria 0.3%					4,615,585
Republic of Austria (A)	2.900	02-20-33	EUR	3,940,000	4,615,585
Brazil 1.2%					22,601,709
Federative Republic of Brazil	10.000	01-01-27	BRL	119,650,000	22,601,709
Canada 2.5%					45,351,143
CDP Financial, Inc. (A)	3.250	09-30-35	EUR	1,765,000	2,040,392
CDP Financial, Inc.	4.200	12-02-30	CAD	4,550,000	3,435,625
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	2,455,000	1,675,240
Government of Canada	0.500	12-01-30	CAD	3,655,000	2,342,527
Government of Canada	3.500	09-01-29	CAD	2,500,000	1,845,111
OMERS Finance Trust (A)	3.250	01-28-35	EUR	2,310,000	2,665,189
OMERS Finance Trust (A)(B)	5.500	11-15-33		4,275,000	4,629,121
Province of Alberta	3.100	06-01-50	CAD	9,110,000	5,280,012
Province of British Columbia	4.200	07-06-33		3,695,000	3,706,091
Province of Ontario	3.100	01-31-34	EUR	3,210,000	3,718,504
Province of Ontario	3.450	06-02-45	CAD	3,040,000	1,939,557
Province of Ontario	5.350	05-08-34	AUD	6,500,000	4,302,891
Province of Quebec	4.250	12-01-43	CAD	5,270,000	3,756,485
Province of Quebec	4.500	09-08-33		3,926,000	4,014,398
3	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
China 0.1%					$2,351,002
People’s Republic of China	2.690	08-12-26	CNY	16,480,000	2,351,002
Czech Republic 1.0%					18,228,436
Czech Republic	3.500	05-30-35	CZK	242,550,000	10,697,123
Czech Republic	4.250	10-24-34	CZK	95,940,000	4,501,321
Czech Republic	4.500	11-11-32	CZK	62,830,000	3,029,992
Finland 0.1%					2,710,189
Republic of Finland (A)	3.000	09-15-33	EUR	2,310,000	2,710,189
Germany 1.4%					26,481,734
Federal Republic of Germany	2.200	02-15-34	EUR	13,315,000	15,023,514
Federal Republic of Germany	2.500	02-15-35	EUR	4,100,000	4,697,109
Federal Republic of Germany, Zero Coupon	0.000	08-15-31	EUR	2,430,000	2,471,997
Federal Republic of Germany, Zero Coupon	0.000	02-15-32	EUR	4,280,000	4,289,114
India 1.1%					19,283,083
Republic of India	6.010	07-21-30	INR	243,900,000	2,701,034
Republic of India	6.100	07-12-31	INR	166,260,000	1,830,982
Republic of India	6.330	05-05-35	INR	348,220,000	3,832,638
Republic of India	7.100	04-18-29	INR	752,550,000	8,688,370
Republic of India	7.170	04-17-30	INR	192,820,000	2,230,059
Indonesia 1.8%					32,591,416
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	1,152,911
Republic of Indonesia	3.050	03-12-51		4,315,000	2,914,912
Republic of Indonesia	6.375	04-15-32	IDR	102,212,000,000	6,225,235
Republic of Indonesia	6.500	07-15-30	IDR	70,959,000,000	4,381,737
Republic of Indonesia	6.500	02-15-31	IDR	121,673,000,000	7,465,488
Republic of Indonesia	6.625	05-15-33	IDR	87,567,000,000	5,380,446
Republic of Indonesia	8.750	05-15-31	IDR	48,493,000,000	3,282,526
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	1,788,161
Ireland 0.2%					3,684,757
Republic of Ireland	2.600	10-18-34	EUR	3,245,000	3,684,757
Japan 1.8%					33,665,584
Government of Japan	0.005	12-01-25	JPY	2,906,050,000	18,604,078
Government of Japan	0.005	03-20-27	JPY	461,200,000	2,920,891
Government of Japan	0.100	06-20-26	JPY	1,279,800,000	8,167,940
Government of Japan	2.100	12-20-25	JPY	620,050,000	3,972,675
New Zealand 3.7%					68,406,163
Government of New Zealand	0.500	05-15-26	NZD	9,645,000	5,487,421
Government of New Zealand	1.750	05-15-41	NZD	11,280,000	4,323,911
Government of New Zealand	2.000	05-15-32	NZD	17,495,000	8,936,171
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	4

	Rate (%)	Maturity date		Par value^	Value
New Zealand (continued)
Government of New Zealand	2.750	04-15-37	NZD	22,010,000	$10,697,951
Government of New Zealand	3.500	04-14-33	NZD	3,865,000	2,141,072
Government of New Zealand	4.250	05-15-34	NZD	25,900,000	14,954,987
Government of New Zealand	4.250	05-15-36	NZD	2,148,000	1,220,343
Government of New Zealand	4.500	04-15-27	NZD	7,890,000	4,632,428
Government of New Zealand	4.500	05-15-30	NZD	11,290,000	6,720,987
Government of New Zealand	4.500	05-15-35	NZD	5,475,000	3,199,045
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	2,945,000	1,592,244
New Zealand Local Government Funding Agency	5.000	03-08-34	AUD	6,945,000	4,499,603
Norway 1.3%					22,997,927
Kingdom of Norway (A)	1.250	09-17-31	NOK	52,840,000	4,517,619
Kingdom of Norway (A)	2.125	05-18-32	NOK	130,890,000	11,630,515
Kingdom of Norway (A)	3.000	08-15-33	NOK	18,755,000	1,736,202
Kingdom of Norway (A)	3.500	10-06-42	NOK	6,532,000	603,485
Kingdom of Norway (A)	3.750	06-12-35	NOK	26,495,000	2,556,150
Kommunalbanken AS	2.500	08-03-32	AUD	3,458,000	1,953,956
Philippines 1.9%					35,550,346
Republic of the Philippines	0.875	05-17-27	EUR	3,790,000	4,288,084
Republic of the Philippines	6.250	01-14-36	PHP	142,000,000	2,398,483
Republic of the Philippines	6.375	07-27-30	PHP	520,160,000	9,140,223
Republic of the Philippines	6.375	04-28-35	PHP	183,400,000	3,238,744
Republic of the Philippines	6.500	05-19-29	PHP	497,730,000	8,786,054
Republic of the Philippines	6.750	09-15-32	PHP	335,020,000	6,044,780
Republic of the Philippines	8.000	09-30-35	PHP	84,500,000	1,653,978
Qatar 0.2%					3,333,704
State of Qatar (A)	4.817	03-14-49		3,450,000	3,333,704
United Arab Emirates 0.1%					1,342,815
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,342,815
United Kingdom 1.9%					34,376,710
Government of the United Kingdom	3.250	01-31-33	GBP	10,275,000	12,802,428
Government of the United Kingdom	4.000	10-22-31	GBP	9,390,000	12,400,243
Government of the United Kingdom	4.250	07-31-34	GBP	3,450,000	4,523,775
Government of the United Kingdom	4.625	01-31-34	GBP	2,015,000	2,720,860

Government of United Kingdom	4.750	12-07-30	GBP	1,400,000	1,929,404
5	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 41.2%					$756,416,480
(Cost $761,911,537)
Communication services 3.6%					65,701,285
Diversified telecommunication services 0.2%
Cellnex Finance Company SA	2.000	09-15-32	EUR	1,500,000	1,583,847
NBN Company, Ltd.	3.375	11-29-32	EUR	1,545,000	1,814,851
Interactive media and services 0.3%
Alphabet, Inc.	3.000	05-06-33	EUR	2,953,000	3,412,909
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,547,527
Media 1.7%
Charter Communications Operating LLC	3.700	04-01-51		2,185,000	1,406,112
Charter Communications Operating LLC	5.125	07-01-49		7,775,000	6,241,648
Charter Communications Operating LLC	5.750	04-01-48		7,655,000	6,708,144
Charter Communications Operating LLC	6.484	10-23-45		3,220,000	3,085,173
News Corp. (A)	3.875	05-15-29		6,685,000	6,450,476
Sirius XM Radio LLC (A)	4.125	07-01-30		5,255,000	4,975,776
Virgin Media Secured Finance PLC	4.250	01-15-30	GBP	1,700,000	2,068,657
Wireless telecommunication services 1.4%
T-Mobile USA, Inc.	2.700	03-15-32		1,965,000	1,772,920
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,690,483
T-Mobile USA, Inc.	3.500	04-15-31		3,585,000	3,436,031
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		11,885,000	10,860,820
Vmed O2 UK Financing I PLC (A)	5.625	04-15-32	EUR	3,780,000	4,439,226
Vmed O2 UK Financing I PLC (A)	6.750	01-15-33		3,220,000	3,206,685
Consumer discretionary 3.2%					58,937,356
Automobiles 0.6%
Ford Motor Company	3.250	02-12-32		5,473,000	4,807,578
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,539,434
Ford Motor Credit Company LLC	4.000	11-13-30		2,565,000	2,416,595
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)(C)	5.700	09-30-30		1,796,000	1,796,354
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(C)	6.500	09-30-28		1,256,000	1,264,681
Hotels, restaurants and leisure 2.6%
Carnival Corp. (A)	5.750	01-15-30	EUR	1,705,000	2,131,711
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		2,655,000	$2,467,247
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		3,190,000	3,196,986
Hyatt Hotels Corp. (B)	5.750	03-30-32		4,540,000	4,764,517
NCL Corp., Ltd. (A)	6.750	02-01-32		3,535,000	3,587,672
New Red Finance, Inc. (A)	3.500	02-15-29		3,239,000	3,127,279
New Red Finance, Inc. (A)	3.875	01-15-28		1,368,000	1,351,440
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		5,430,000	5,590,819
Travel + Leisure Company (A)	4.500	12-01-29		2,729,000	2,662,517
Travel + Leisure Company (A)	6.125	09-01-33		1,650,000	1,676,035
Yum! Brands, Inc. (B)	3.625	03-15-31		8,910,000	8,446,680
Yum! Brands, Inc.	4.625	01-31-32		3,490,000	3,436,395
Yum! Brands, Inc. (A)	4.750	01-15-30		4,660,000	4,673,416
Consumer staples 2.7%					49,478,538
Consumer staples distribution and retail 0.1%
Performance Food Group, Inc. (A)	4.250	08-01-29		2,235,000	2,194,402
Food products 2.6%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		3,505,000	3,580,978
Darling Ingredients, Inc. (A)	6.000	06-15-30		2,230,000	2,264,534
JBS USA Lux SA	3.625	01-15-32		2,990,000	2,801,670
JBS USA Lux SA	5.750	04-01-33		1,936,000	2,028,918
Kraft Heinz Foods Company	4.375	06-01-46		6,000,000	5,039,646
Kraft Heinz Foods Company	6.875	01-26-39		3,480,000	3,906,113
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,060,000	3,492,455
MARB BondCo PLC (A)(B)	3.950	01-29-31		5,740,000	5,180,729
Mars, Inc. (A)	5.200	03-01-35		4,745,000	4,909,259
NBM US Holdings, Inc. (A)(B)	7.000	05-14-26		935,000	935,790
Post Holdings, Inc. (A)	4.500	09-15-31		1,210,000	1,140,987
Post Holdings, Inc. (A)	4.625	04-15-30		3,920,000	3,818,136
Post Holdings, Inc. (A)	5.500	12-15-29		1,980,000	1,980,343
Post Holdings, Inc. (A)	6.375	03-01-33		6,130,000	6,204,578
Energy 7.5%					137,388,951
Energy equipment and services 0.2%
Helmerich & Payne, Inc.	2.900	09-29-31		4,645,000	4,159,459
Oil, gas and consumable fuels 7.3%
Aker BP ASA (A)	5.125	10-01-34		4,940,000	4,887,940
Antero Resources Corp. (A)	5.375	03-01-30		1,860,000	1,877,110
Cenovus Energy, Inc.	3.500	02-07-28	CAD	1,585,000	1,140,821
Cenovus Energy, Inc.	5.400	06-15-47		2,411,000	2,232,844
Cenovus Energy, Inc.	6.750	11-15-39		9,405,000	10,482,893
7	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Energy Partners LP	4.000	03-01-31	4,745,000	$4,609,652
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	3,795,000	4,075,278
Continental Resources, Inc. (A)	2.875	04-01-32	6,869,000	6,005,608
Continental Resources, Inc. (A)	5.750	01-15-31	4,811,000	4,961,424
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	3,530,000	3,783,507
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	4,285,000	4,916,056
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	4,955,000	5,089,201
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	5,545,000	5,912,523
EQT Corp. (A)	3.625	05-15-31	7,220,000	6,808,505
EQT Corp.	5.750	02-01-34	2,070,000	2,180,535
MC Brazil Downstream Trading Sarl (A)(B)	7.250	06-30-31	3,626,030	3,045,865
Occidental Petroleum Corp. (B)	5.550	10-01-34	4,275,000	4,353,908
Occidental Petroleum Corp.	6.125	01-01-31	3,520,000	3,725,441
Occidental Petroleum Corp.	6.450	09-15-36	5,440,000	5,808,696
Occidental Petroleum Corp.	7.500	05-01-31	1,545,000	1,742,593
Ovintiv, Inc.	6.500	08-15-34	3,015,000	3,239,751
Ovintiv, Inc.	6.500	02-01-38	3,885,000	4,098,236
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%)	6.200	03-15-56	2,375,000	2,378,249
QatarEnergy (A)	3.300	07-12-51	1,405,000	1,001,688
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	2,265,000	2,402,300
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(C)	7.875	09-18-30	3,925,000	3,993,688
Targa Resources Partners LP	4.000	01-15-32	2,375,000	2,268,282
The Williams Companies, Inc.	3.500	11-15-30	1,870,000	1,793,801
The Williams Companies, Inc.	5.300	09-30-35	3,698,000	3,787,163
TransCanada PipeLines, Ltd.	6.200	10-15-37	3,154,000	3,400,461
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65	4,660,000	4,755,754
TransCanada PipeLines, Ltd.	7.250	08-15-38	1,346,000	1,562,933
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		3,640,000	$3,583,956
Var Energi ASA (A)	6.500	05-22-35		3,770,000	4,014,565
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29		2,910,000	2,477,238
Western Midstream Operating LP	4.050	02-01-30		845,000	831,027
Financials 10.5%					193,115,984
Banks 8.2%
Asian Development Bank	3.625	01-22-29	NOK	23,000,000	2,247,313
Asian Development Bank	6.200	10-06-26	INR	147,000,000	1,642,863
Bank of America Corp. (1.102% to 5-24-31, then 3 month EURIBOR + 0.950%)	1.102	05-24-32	EUR	3,125,000	3,256,116
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30		8,060,000	8,358,575
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%)	6.875	11-26-85		4,150,000	4,263,469
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		2,420,000	2,571,250
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	5,580,000	4,232,127
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (C)	7.625	03-15-35		4,204,000	4,437,276
BNP Paribas SA (7.375% to 9-10-34, then 5 Year CMT + 3.535%) (A)(C)	7.375	09-10-34		3,095,000	3,210,846
Canadian Imperial Bank of Commerce (7.000% to 10-28-30, then 5 Year CMT + 3.000%) (B)	7.000	10-28-85		4,805,000	4,954,455
European Bank for Reconstruction & Development	6.300	10-26-27	INR	143,700,000	1,602,802
European Investment Bank	1.250	02-17-27	NOK	6,650,000	637,175
HSBC Holdings PLC (5.790% to 5-13-35, then Overnight SOFR + 1.880%)	5.790	05-13-36		3,980,000	4,226,698
HSBC Holdings PLC (6.950% to 2-27-32, then 5 Year CMT + 2.635%) (C)	6.950	08-27-31		3,389,000	3,517,192
9	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (C)	7.050	06-05-30		12,003,000	$12,451,312
Independent Bank Corp. (7.250% to 4-1-30, then 3 month CME Term SOFR + 3.530%)	7.250	04-01-35		3,290,000	3,434,552
Inter-American Development Bank	3.770	11-17-27	NOK	24,670,000	2,423,755
Inter-American Development Bank	7.350	10-06-30	INR	366,000,000	4,188,643
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	14,270,000	1,398,538
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	1,350,000	959,863
International Bank for Reconstruction & Development (3 month NIBOR + 0.190%) (D)	4.380	10-26-29	NOK	45,190,000	4,465,229
International Bank for Reconstruction & Development	6.850	04-24-28	INR	278,000,000	3,132,411
International Development Association	1.750	02-17-27	NOK	13,510,000	1,299,255
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (C)	6.625	09-27-35		4,340,000	4,313,108
Nordic Investment Bank	3.125	02-16-35	NOK	18,340,000	1,667,740
Nordic Investment Bank	4.000	11-04-26	NOK	9,000,000	888,346
Realkredit Danmark A/S	1.000	01-01-26	DKK	15,920,000	2,471,041
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	3,040,000	2,063,641
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		3,790,000	3,736,876
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		7,915,000	8,379,318
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(C)	8.125	11-21-29		5,175,000	5,420,419
SouthState Bank Corp. (7.000% to 6-13-30, then Overnight SOFR + 3.190%)	7.000	06-13-35		11,455,000	12,036,522
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	10

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Standard Chartered PLC (7.000% to 5-14-36, then 5 Year CMT + 2.873%) (A)(C)	7.000	11-14-35		3,610,000	$3,694,849
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	2,000,000	2,643,830
The Bank of Nova Scotia (6.875% to 10-27-35, then 5 Year CMT + 2.734%)	6.875	10-27-85		6,790,000	6,849,861
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		6,035,000	6,398,615
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		4,375,000	4,598,226
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		1,820,000	1,766,845
Wells Fargo & Company (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%)	3.900	07-22-32	EUR	595,000	712,226
Capital markets 1.4%
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,686,229
MSCI, Inc. (A)	3.625	09-01-30		3,590,000	3,435,209
MSCI, Inc. (A)	3.625	11-01-31		3,202,000	3,022,203
MSCI, Inc. (A)	3.875	02-15-31		2,285,000	2,193,162
MSCI, Inc.	5.150	03-15-36		4,055,000	4,050,057
The Goldman Sachs Group, Inc. (3.500% to 1-23-32, then 3 month EURIBOR + 1.150%)	3.500	01-23-33	EUR	1,645,000	1,931,972
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(C)	7.125	08-10-34		9,425,000	9,635,489
Financial services 0.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	2,115,878
Berkshire Hathaway Finance Corp.	4.200	08-15-48		2,315,000	1,975,788
Fidelity National Information Services, Inc.	2.000	05-21-30	EUR	3,220,000	3,570,032
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	8,946,787
Health care 2.3%					41,045,999
Health care equipment and supplies 0.1%
Boston Scientific Corp.	0.625	12-01-27	EUR	2,180,000	2,438,354
11	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services 2.1%
Centene Corp.	2.500	03-01-31		3,445,000	$2,970,081
Centene Corp. (B)	3.000	10-15-30		6,540,000	5,835,021
Centene Corp.	3.375	02-15-30		5,115,000	4,697,012
Centene Corp.	4.625	12-15-29		1,170,000	1,131,057
HCA, Inc.	3.500	09-01-30		12,475,000	12,007,998
HCA, Inc.	5.600	04-01-34		8,210,000	8,607,329
Rede D’Or Finance Sarl (A)	4.500	01-22-30		1,336,000	1,291,627
Rede D’Or Finance Sarl (A)	4.950	01-17-28		776,000	773,675
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,293,845
Industrials 4.0%					73,958,547
Aerospace and defense 1.3%
Airbus SE	1.625	06-09-30	EUR	1,595,000	1,761,787
DAE Funding LLC (A)	3.375	03-20-28		2,530,000	2,463,289
The Boeing Company	5.150	05-01-30		4,175,000	4,303,091
The Boeing Company	5.805	05-01-50		1,445,000	1,439,007
TransDigm, Inc. (A)	6.250	01-31-34		1,325,000	1,373,812
TransDigm, Inc. (A)	6.750	01-31-34		2,835,000	2,962,120
TransDigm, Inc. (A)	7.125	12-01-31		9,269,000	9,717,564
Building products 0.0%
Johnson Controls International PLC	0.375	09-15-27	EUR	585,000	653,532
Construction and engineering 0.3%
AECOM (A)	6.000	08-01-33		4,700,000	4,831,318
Ground transportation 0.1%
Uber Technologies, Inc.	4.800	09-15-34		2,550,000	2,564,280
Industrial conglomerates 0.1%
3M Company	1.750	05-15-30	EUR	1,580,000	1,740,097
Machinery 0.2%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60		3,360,000	3,365,117
Passenger airlines 1.2%
American Airlines, Inc. (A)	5.750	04-20-29		8,410,000	8,508,986
American Airlines, Inc. (A)	8.500	05-15-29		2,373,000	2,478,940
Delta Air Lines, Inc.	5.250	07-10-30		1,005,000	1,031,781
JetBlue Airways Corp. (A)	9.875	09-20-31		4,115,000	4,064,590
United Airlines, Inc. (A)	4.625	04-15-29		6,490,000	6,457,165
Trading companies and distributors 0.8%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55		5,830,000	6,114,018
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	12

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals North America, Inc.	3.875	02-15-31		5,855,000	$5,597,190
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,530,863
Information technology 0.7%					13,450,008
IT services 0.5%
CoreWeave, Inc. (A)	9.000	02-01-31		4,445,000	4,022,254
Gartner, Inc. (A)	3.750	10-01-30		5,035,000	4,775,676
Technology hardware, storage and peripherals 0.2%
CDW LLC	3.569	12-01-31		680,000	635,888
Dell International LLC	8.350	07-15-46		3,112,000	4,016,190
Materials 2.2%					41,002,539
Construction materials 0.4%
Quikrete Holdings, Inc. (A)	6.375	03-01-32		8,298,000	8,616,602
Containers and packaging 0.5%
Ball Corp.	2.875	08-15-30		9,605,000	8,856,434
Metals and mining 1.3%
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		2,207,000	2,254,625
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33		6,905,000	7,121,752
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		2,130,000	1,872,169
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		2,830,000	3,069,724
Freeport-McMoRan, Inc.	5.450	03-15-43		9,460,000	9,211,233
Real estate 1.6%					29,672,135
Hotel and resort REITs 0.0%
Host Hotels & Resorts LP	3.500	09-15-30		975,000	926,361
Specialized REITs 1.6%
American Tower Corp.	4.625	05-16-31	EUR	1,725,000	2,141,083
American Tower Trust I (A)	5.490	03-15-28		3,185,000	3,241,746
SBA Communications Corp.	3.125	02-01-29		3,840,000	3,670,383
SBA Communications Corp.	3.875	02-15-27		5,900,000	5,871,832
VICI Properties LP (A)	4.125	08-15-30		2,725,000	2,643,684
VICI Properties LP	5.125	11-15-31		3,745,000	3,797,564
VICI Properties LP	5.125	05-15-32		3,095,000	3,121,663
VICI Properties LP	5.625	04-01-35		4,160,000	4,257,819
13	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities 2.9%					$52,665,138
Electric utilities 1.9%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		7,040,000	7,603,453
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		1,100,000	1,155,206
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		7,845,000	7,902,402
EUSHI Finance, Inc. (6.250% to 4-1-31, then 5 Year CMT + 2.509%)	6.250	04-01-56		4,185,000	4,189,511
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54		1,990,000	2,095,966
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55		3,840,000	4,015,730
NRG Energy, Inc. (A)	6.000	01-15-36		3,520,000	3,574,884
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55		3,870,000	4,097,250
Independent power and renewable electricity producers 0.2%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		3,965,000	4,044,768
Multi-utilities 0.8%
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55		990,000	1,024,771
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55		3,635,000	3,761,916
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		870,000	907,238
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		3,900,000	4,244,627
E.ON SE	0.625	11-07-31	EUR	1,170,000	1,185,459

Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55		2,825,000	2,861,957
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value

Convertible bonds 1.3%				$23,485,923
(Cost $20,912,008)
Consumer discretionary 0.2%				3,357,953
Specialty retail 0.2%
Burlington Stores, Inc.	1.250	12-15-27	2,505,000	3,357,953
Utilities 1.1%				20,127,970
Electric utilities 0.6%
FirstEnergy Corp. (A)	3.875	01-15-31	4,470,000	4,971,598
The Southern Company (A)	3.250	06-15-28	2,730,000	2,755,974
TXNM Energy, Inc.	5.750	06-01-54	2,705,000	3,606,847
Multi-utilities 0.5%
CenterPoint Energy, Inc. (A)	3.000	08-01-28	3,795,000	3,887,978
CenterPoint Energy, Inc.	4.250	08-15-26	1,770,000	1,998,263

CMS Energy Corp. (A)	3.125	05-01-31	2,870,000	2,907,310
Term loans (E) 6.8%				$124,550,123
(Cost $124,985,585)
Communication services 0.4%				7,812,377
Entertainment 0.4%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 1.750%)	5.752	09-30-31	3,276,000	3,276,000
TKO Worldwide Holdings LLC, 2025 Term Loan (3 month CME Term SOFR + 2.000%)	5.868	11-21-31	4,522,628	4,536,377
Consumer discretionary 1.7%				31,662,056
Automobile components 0.1%
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.666	01-28-32	2,240,000	2,246,294
Hotels, restaurants and leisure 1.5%
Aramark Services, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	5.916	06-22-30	4,309,856	4,317,700
Aramark Services, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 1.750%)	5.666	04-06-28	1,058,000	1,058,667
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	5.704	11-08-30	4,890,000	4,907,408
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%)	5.827	03-15-28	4,285,097	4,290,453
15	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.666	09-20-30	10,437,917	$10,422,260
Travel + Leisure Company, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	12-14-29	2,160,155	2,166,765
Specialty retail 0.1%
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.166	01-23-32	2,248,013	2,252,509
Consumer staples 0.1%				2,037,980
Personal care products 0.1%
Opal US LLC, USD 1st Lien Term Loan B (3 month CME Term SOFR + 3.000%)	6.902	04-28-32	2,025,000	2,037,980
Energy 0.5%				8,061,502
Oil, gas and consumable fuels 0.5%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 2.000%)	5.959	02-11-30	4,263,575	4,263,575
Long Ridge Energy LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	8.502	02-19-32	3,865,575	3,797,927
Health care 0.4%				6,803,121
Health care equipment and supplies 0.4%
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 2.000%)	5.916	10-23-30	6,795,849	6,803,121
Industrials 2.8%				50,183,822
Aerospace and defense 0.3%
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.502	02-28-31	1,826,875	1,829,451
TransDigm, Inc., 2024 Term Loan L (3 month CME Term SOFR + 2.500%)	6.502	01-19-32	1,826,550	1,829,399
TransDigm, Inc., 2025 Term Loan K (3 month CME Term SOFR + 2.250%)	6.252	03-22-30	656,688	657,331
Commercial services and supplies 0.2%
Clean Harbors, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.500%)	5.416	10-08-32	4,020,000	4,045,768
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	16

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.3%
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%)	5.666	04-18-31	4,964,139	$5,002,909
Passenger airlines 1.0%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	6.134	04-20-28	1,891,744	1,890,079
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 3.250%)	7.134	05-28-32	4,491,315	4,503,666
AS Mileage Plan IP, Ltd., 2025 Repriced Term Loan B (3 month CME Term SOFR + 1.750%)	5.634	10-15-31	2,616,461	2,626,272
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.753	08-27-29	4,351,050	4,005,142
United Airlines, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.000%)	5.954	02-22-31	4,489,967	4,498,228
Professional services 0.4%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	5.666	10-30-31	7,114,856	7,128,232
Trading companies and distributors 0.5%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.916	05-21-32	4,765,000	4,718,208
United Rentals North America, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 1.500%)	5.416	02-14-31	4,956,956	4,978,023
Transportation infrastructure 0.1%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	5.916	10-31-31	1,786,024	1,790,185
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	5.916	10-31-31	679,346	680,929
Information technology 0.3%				6,075,440
Software 0.3%
Cloud Software Group, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.250%)	7.252	03-21-31	6,094,027	6,075,440
17	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 0.2%				$4,340,837
Containers and packaging 0.2%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.166	04-01-32	4,371,966	4,340,837
Utilities 0.4%				7,572,988
Electric utilities 0.4%

NRG Energy, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 1.750%)	5.593	04-16-31	7,563,534	7,572,988
Collateralized mortgage obligations 6.0%				$110,561,855
(Cost $110,624,074)
Commercial and residential 3.2%				59,066,010
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	511,029	499,688
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) (A)(D)	5.880	08-15-41	2,455,000	2,458,064
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(D)	4.994	12-15-38	1,996,794	1,994,922
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(D)	4.773	09-15-36	1,613,099	1,612,091
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(D)	5.351	03-15-41	3,263,354	3,263,353
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,880,000	1,888,443
Series 2024-BIO, Class C (1 month CME Term SOFR + 2.640%) (A)(D)	6.599	02-15-41	1,775,000	1,759,498
Series 2025-VOLT, Class A (1 month CME Term SOFR + 1.700%) (A)(D)	5.700	12-15-44	2,600,000	2,598,375
Century Plaza Towers
Series 2019-CPT, Class A (A)	2.865	11-13-39	4,715,000	4,382,853
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(F)	6.015	10-12-40	1,350,000	1,390,396
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	88,247	87,478
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	7,705,457	119,932
Series 2007-4, Class ES IO	0.350	07-19-37	8,010,269	123,314
Series 2007-6, Class ES IO (A)	0.343	08-19-37	8,715,358	102,842
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	18

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
InTown Mortgage Trust
Series 2025-STAY, Class A (1 month CME Term SOFR + 1.350%) (A)(D)	5.309	03-15-42	2,960,000	$2,958,151
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(D)	5.254	05-15-39	3,945,000	3,802,722
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(D)	5.753	05-15-39	3,190,000	2,865,154
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (A)(D)	6.052	05-15-39	1,855,000	1,661,488
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%) (A)(D)	5.569	06-25-57	249,089	252,187
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) (A)(D)	5.172	02-15-42	2,000,000	1,986,336
Progress Residential Trust
Series 2025-SFR6, Class A (A)	4.000	09-17-42	6,650,000	6,494,359
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41	5,205,000	5,456,446
SCOTT Trust
Series 2023-SFS, Class A (A)	5.910	03-10-40	5,905,000	6,066,976
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A (1 month CME Term SOFR + 1.392%) (A)(D)	5.351	05-15-39	5,240,000	5,240,942
U.S. Government Agency 2.8%				51,495,845
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(D)	6.072	04-25-42	1,418,980	1,425,997
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(D)	6.272	05-25-42	1,419,632	1,429,300
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(D)	7.422	05-25-42	3,570,000	3,687,812
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(D)	6.572	03-25-52	814,765	821,894
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(D)	7.572	03-25-42	365,000	374,823
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%) (A)(D)	8.072	07-25-42	1,550,000	1,625,298
19	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2024-HQA1, Class A1 (30 day Average SOFR + 1.250%) (A)(D)	5.322	03-25-44	4,022,277	$4,032,283
Series 2024-HQA1, Class M1 (30 day Average SOFR + 1.250%) (A)(D)	5.322	03-25-44	1,225,358	1,225,356
Series 2025-DNA3, Class A1 (30 day Average SOFR + 0.950%) (A)(D)	5.022	09-25-45	4,296,625	4,298,277
Series 2025-DNA4, Class A1 (30 day Average SOFR + 0.900%) (A)(D)	4.972	10-25-45	2,666,125	2,666,110
Series 2025-DNA4, Class M1 (30 day Average SOFR + 1.100%) (A)(D)	5.172	10-25-45	3,219,007	3,216,963
Series 2025-HQA1, Class A1 (30 day Average SOFR + 0.950%) (A)(D)	5.022	02-25-45	2,568,750	2,571,263
Series 2025-HQA1, Class M1 (30 day Average SOFR + 1.150%) (A)(D)	5.222	02-25-45	2,730,487	2,728,802
Federal National Mortgage Association
Series 2022-R07, Class 1M1 (30 day Average SOFR + 2.950%) (A)(D)	7.022	06-25-42	1,430,977	1,466,310
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(D)	6.572	09-25-42	856,655	867,384
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(D)	6.472	12-25-42	1,490,001	1,521,652
Series 2023-R03, Class 2M1 (30 day Average SOFR + 2.500%) (A)(D)	6.572	04-25-43	468,893	473,237
Series 2023-R06, Class 1M1 (30 day Average SOFR + 1.700%) (A)(D)	5.772	07-25-43	883,933	887,247
Series 2024-R06, Class 1A1 (30 day Average SOFR + 1.150%) (A)(D)	5.222	09-25-44	5,706,852	5,725,768
Series 2025-R02, Class 1A1 (30 day Average SOFR + 1.000%) (A)(D)	5.072	02-25-45	3,555,274	3,561,180
Series 2025-R04, Class 1A1 (30 day Average SOFR + 1.000%) (A)(D)	5.072	05-25-45	3,167,458	3,172,625

Series 2025-R06, Class 1A1 (30 day Average SOFR + 0.900%) (A)(D)	4.972	09-25-45	3,716,118	3,716,264
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	20

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 1.5%				$26,683,784
(Cost $26,340,621)
Asset-backed securities 1.5%				26,683,784
AutoNation Finance Trust
Series 2025-1A, Class A4 (A)	4.760	06-10-30	3,065,000	3,116,557
Consolidated Communications LLC
Series 2025-4A, Class A2 (A)	5.522	12-20-55	3,385,000	3,407,039
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	2,095,000	2,087,687
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	2,190,938	2,166,911
Series 2025-1A, Class A2II (A)	5.165	08-20-55	2,055,000	2,070,465
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2II (A)	5.217	07-25-55	1,410,000	1,421,321
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	2,787,818	2,695,560
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (A)	5.400	08-20-55	1,885,000	1,911,731
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	1,476,377	1,508,787
Taco Bell Funding LLC
Series 2025-1A, Class A2II (A)	5.049	08-25-55	4,035,000	4,044,539
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	2,215,000	2,253,187

	Shares	Value
Preferred securities 1.4%		$24,799,217
(Cost $22,795,522)
Financials 0.2%		4,195,080
Banks 0.2%
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	162,600	4,195,080
Industrials 0.2%		3,315,889
Aerospace and defense 0.2%
The Boeing Company, 6.000%	52,450	3,315,889
Utilities 1.0%		17,288,248
Electric utilities 1.0%
NextEra Energy, Inc., 7.234% (B)	218,200	11,189,296
The Southern Company, 7.125%	119,400	6,098,952

21	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 2.6%			$48,236,345
(Cost $48,238,903)
Short-term funds 2.6%			48,236,345
John Hancock Collateral Trust (G)	3.9009(H)	4,822,140	48,236,345

Total investments (Cost $1,850,615,922) 100.0%	$1,832,765,042
Other assets and liabilities, net 0.0%	66,132
Total net assets 100.0%	$1,832,831,174

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $466,650,614 or 25.5% of the fund’s net assets as of 11-30-25.
(B)	All or a portion of this security is on loan as of 11-30-25.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	22

(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $11,979,370.
(H)	The rate shown is the annualized seven-day yield as of 11-30-25.
The fund had the following country composition as a percentage of net assets on 11-30-25:
United States	60.2%
Canada	8.4%
United Kingdom	5.1%
Australia	4.5%
New Zealand	3.7%
Philippines	1.9%
Japan	1.8%
Indonesia	1.8%
Norway	1.8%
Supranational	1.6%
Other countries	9.2%
TOTAL	100.0%
23	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	106	Short	Mar 2026	$(11,998,537)	$(12,014,359)	$(15,822)
Euro-OAT Futures	59	Short	Dec 2025	(8,250,809)	(8,410,390)	(159,581)
						$(175,403)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	23,834,489	USD	15,592,773	CITI	12/17/2025	$24,545	—
AUD	40,316,655	USD	26,185,869	MSCS	12/17/2025	231,229	—
AUD	13,042,642	USD	8,493,186	RBC	12/17/2025	52,879	—
CAD	40,039,335	USD	28,491,562	RBC	12/17/2025	184,309	—
EUR	10,220,074	NOK	119,621,878	RBC	12/17/2025	46,446	—
EUR	9,845,982	USD	11,431,351	BARC	12/17/2025	2,898	—
EUR	41,585,193	USD	48,494,344	CITI	12/17/2025	—	$(200,997)
EUR	9,845,982	USD	11,412,785	HUS	12/17/2025	21,463	—
EUR	10,630,982	USD	12,278,439	JPM	12/17/2025	67,439	—
EUR	12,031,140	USD	13,947,107	MSCS	12/17/2025	24,790	—
EUR	17,669,168	USD	20,526,017	RBC	12/17/2025	—	(6,616)
EUR	9,845,982	USD	11,391,368	SCB	12/17/2025	42,880	—
GBP	11,032,715	USD	14,715,336	GSI	12/17/2025	—	(111,320)
GBP	19,858,887	USD	26,579,024	UBS	12/17/2025	—	(291,796)
JPY	2,959,134,520	USD	19,164,518	BNY	12/17/2025	—	(191,463)
JPY	2,229,696,032	USD	14,198,298	SSB	12/17/2025	97,823	—
JPY	2,500,901,665	USD	16,872,015	UBS	12/17/2025	—	(837,007)
MXN	154,881,406	USD	8,335,906	CITI	12/17/2025	114,121	—
NOK	101,470,871	USD	10,035,158	CITI	12/17/2025	—	(6,784)
NOK	115,893,974	USD	11,468,752	JPM	12/17/2025	—	(14,942)
NOK	109,170,654	USD	10,906,764	RBC	12/17/2025	—	(117,420)
NZD	40,008,421	USD	22,942,469	MSCS	12/17/2025	35,193	—
NZD	39,735,112	USD	22,764,444	SCB	12/17/2025	56,251	—
SGD	12,713,348	USD	9,837,875	BARC	12/17/2025	—	(15,789)
SGD	31,725,425	USD	24,594,688	HUS	12/17/2025	—	(84,239)
SGD	714,000	USD	559,366	SCB	12/17/2025	—	(7,744)
SGD	37,726,736	USD	29,193,092	UBS	12/17/2025	—	(46,147)
USD	22,115,596	AUD	33,368,533	HUS	12/17/2025	251,187	—
USD	29,887,743	AUD	44,690,000	MSCS	12/17/2025	605,054	—
USD	27,729,766	CAD	38,716,161	CITI	12/17/2025	1,542	—
USD	14,857,523	CAD	20,949,077	RBC	12/17/2025	—	(146,049)
USD	13,796,271	CAD	19,434,807	SCB	12/17/2025	—	(122,792)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	24

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	12,286,804	EUR	10,581,933	BARC	12/17/2025	—	$(2,113)
USD	28,618,834	EUR	24,814,219	CITI	12/17/2025	—	(198,194)
USD	67,729,940	EUR	58,781,153	GSI	12/17/2025	—	(533,266)
USD	77,298,578	EUR	66,460,274	HUS	12/17/2025	$117,523	—
USD	6,113,856	EUR	5,178,729	JPM	12/17/2025	99,741	—
USD	20,527,576	EUR	17,370,489	RBC	12/17/2025	355,033	—
USD	32,320,557	EUR	28,006,716	SCB	12/17/2025	—	(203,954)
USD	11,809,500	EUR	10,220,074	SSB	12/17/2025	—	(59,186)
USD	14,337,643	EUR	12,407,109	UBS	12/17/2025	—	(70,871)
USD	12,324,404	GBP	9,057,666	BARC	12/17/2025	334,762	—
USD	13,238,920	GBP	10,064,383	CITI	12/17/2025	—	(83,313)
USD	14,571,580	GBP	11,070,821	GSI	12/17/2025	—	(82,876)
USD	13,256,883	GBP	10,064,383	HUS	12/17/2025	—	(65,350)
USD	14,912,860	GBP	11,002,374	MSCS	12/17/2025	349,006	—
USD	14,932,478	GBP	11,002,374	UBS	12/17/2025	368,624	—
USD	16,053,071	JPY	2,448,488,707	CIBC	12/17/2025	354,119	—
USD	17,509,433	JPY	2,552,791,334	MSCS	12/17/2025	1,141,725	—
USD	17,658,378	JPY	2,698,429,725	RBC	12/17/2025	356,882	—
USD	4,017,410	MXN	74,209,200	BARC	12/17/2025	—	(31,299)
USD	12,965,121	MXN	244,609,024	JPM	12/17/2025	—	(380,271)
USD	5,997,182	MXN	112,857,968	SCB	12/17/2025	—	(160,129)
USD	10,673,800	NOK	105,769,885	BARC	12/17/2025	220,554	—
USD	11,670,021	NOK	116,194,970	GSI	12/17/2025	186,464	—
USD	10,776,802	NOK	106,587,960	SCB	12/17/2025	242,706	—
USD	10,373,015	NZD	17,284,182	BARC	12/17/2025	446,353	—
USD	25,884,410	NZD	44,294,243	MSCS	12/17/2025	445,312	—
USD	11,068,107	NZD	18,484,739	TD	12/17/2025	451,940	—
USD	20,989,491	SGD	26,789,937	BARC	12/17/2025	292,106	—
USD	14,797,591	SGD	18,948,168	GSI	12/17/2025	158,605	—
USD	30,479,471	SGD	39,091,908	HUS	12/17/2025	277,821	—
						$8,059,325	$(4,071,927)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

25	JOHN HANCOCK INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
At 11-30-25, the aggregate cost of investments for federal income tax purposes was $1,852,385,220. Net unrealized depreciation aggregated to $15,808,183, of which $36,085,596 related to gross unrealized appreciation and $51,893,779 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INCOME FUND	26

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,802,377,019) including $11,749,179 of securities loaned	$1,784,528,697
Affiliated investments, at value (Cost $48,238,903)	48,236,345
Total investments, at value (Cost $1,850,615,922)	1,832,765,042
Unrealized appreciation on forward foreign currency contracts	8,059,325
Receivable for futures variation margin	28,012
Cash	7,097
Foreign currency, at value (Cost $1,350,349)	1,356,245
Collateral held at broker for futures contracts	887,000
Collateral segregated at custodian for OTC derivative contracts	2,290,000
Dividends and interest receivable	16,893,688
Receivable for fund shares sold	1,693,317
Receivable for investments sold	3,514,664
Receivable for securities lending income	10,047
Other assets	155,140
Total assets	1,867,659,577
Liabilities
Unrealized depreciation on forward foreign currency contracts	4,071,927
Distributions payable	163,380
Foreign capital gains tax payable	5,194
Payable for investments purchased	16,953,308
Payable for fund shares repurchased	1,327,544
Payable upon return of securities loaned	11,909,565
Payable to affiliates
Accounting and legal services fees	60,402
Transfer agent fees	56,435
Distribution and service fees	782
Trustees’ fees	2,482
Other liabilities and accrued expenses	277,384
Total liabilities	34,828,403
Net assets	$1,832,831,174
Net assets consist of
Paid-in capital	$2,152,465,952
Total distributable earnings (loss)	(319,634,778)
Net assets	$1,832,831,174
27	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($417,078,478 ÷ 69,664,217 shares)[1]	$5.99
Class C ($4,847,638 ÷ 809,603 shares)[1]	$5.99
Class I ($147,591,471 ÷ 24,690,542 shares)	$5.98
Class R2 ($4,338,514 ÷ 725,596 shares)	$5.98
Class R4 ($697,692 ÷ 116,576 shares)	$5.98
Class R5 ($4,207,148 ÷ 703,622 shares)	$5.98
Class R6 ($1,254,070,233 ÷ 209,610,581 shares)	$5.98
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$6.24

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	28

STATEMENT OF OPERATIONS For the six months ended 11-30-25 (unaudited)

Investment income
Interest	$44,445,263
Dividends	506,295
Dividends from affiliated investments	493,073
Securities lending	37,885
Less foreign taxes withheld	(506,630)
Total investment income	44,975,886
Expenses
Investment management fees	3,125,732
Distribution and service fees	671,459
Accounting and legal services fees	174,254
Transfer agent fees	348,530
Trustees’ fees	20,352
Custodian fees	177,153
State registration fees	72,474
Printing and postage	62,147
Professional fees	83,979
Other	36,834
Total expenses	4,772,914
Less expense reductions	(84,902)
Net expenses	4,688,012
Net investment income	40,287,874
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(7,056,188)
Affiliated investments	1,205
Futures contracts	(563,435)
Forward foreign currency contracts	(10,031,849)
(17,650,267)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	39,593,197
Affiliated investments	(875)
Futures contracts	131,895
Forward foreign currency contracts	16,113,394
55,837,611
Net realized and unrealized gain	38,187,344
Increase in net assets from operations	$78,475,218
29	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-25 (unaudited)	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$40,287,874	$73,642,981
Net realized loss	(17,650,267)	(26,252,903)
Change in net unrealized appreciation (depreciation)	55,837,611	57,049,892
Increase in net assets resulting from operations	78,475,218	104,439,970
Distributions to shareholders
From earnings
Class A	(8,881,569)	(17,580,252)
Class C	(96,248)	(233,619)
Class I	(3,531,020)	(9,040,606)
Class R2	(99,540)	(247,612)
Class R4	(17,010)	(31,348)
Class R5	(101,830)	(207,432)
Class R6	(27,969,947)	(48,771,866)
Total distributions	(40,697,164)	(76,112,735)
From fund share transactions	93,391,077	(55,464,187)
Total increase (decrease)	131,169,131	(27,136,952)
Net assets
Beginning of period	1,701,662,043	1,728,798,995
End of period	$1,832,831,174	$1,701,662,043
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	30

Financial highlights
CLASS A SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$5.86	$5.76	$5.77	$6.01	$6.73	$6.39
Net investment income[2]	0.12	0.23	0.21	0.18	0.16	0.14
Net realized and unrealized gain (loss) on investments	0.14	0.11	(0.01)	(0.23)	(0.66)	0.37
Total from investment operations	0.26	0.34	0.20	(0.05)	(0.50)	0.51
Less distributions
From net investment income	(0.13)	(0.24)	(0.21)	(0.19)	(0.22)	(0.17)
Net asset value, end of period	$5.99	$5.86	$5.76	$5.77	$6.01	$6.73
Total return (%)[3,4]	4.40[5]	5.94	3.56	(0.86)	(7.72)	8.17
Ratios and supplemental data
Net assets, end of period (in millions)	$417	$418	$441	$482	$536	$618
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[6]	0.84	0.84	0.84	0.81	0.82
Expenses including reductions	0.82[6]	0.83	0.83	0.83	0.80	0.81
Net investment income	4.18[6]	3.92	3.65	3.13	2.46	2.14
Portfolio turnover (%)	25	56	34	51	40	63

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
31	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$5.86	$5.76	$5.77	$6.01	$6.73	$6.39
Net investment income[2]	0.10	0.19	0.17	0.14	0.11	0.09
Net realized and unrealized gain (loss) on investments	0.14	0.11	(0.01)	(0.24)	(0.65)	0.37
Total from investment operations	0.24	0.30	0.16	(0.10)	(0.54)	0.46
Less distributions
From net investment income	(0.11)	(0.20)	(0.17)	(0.14)	(0.18)	(0.12)
Net asset value, end of period	$5.99	$5.86	$5.76	$5.77	$6.01	$6.73
Total return (%)[3,4]	4.04[5]	5.21	2.84	(1.55)	(8.37)	7.41
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$6	$8	$12	$20	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53[6]	1.54	1.54	1.54	1.51	1.52
Expenses including reductions	1.52[6]	1.53	1.53	1.53	1.50	1.51
Net investment income	3.48[6]	3.21	2.94	2.41	1.75	1.39
Portfolio turnover (%)	25	56	34	51	40	63

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	32

CLASS I SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$5.85	$5.76	$5.75	$6.00	$6.72	$6.37
Net investment income[2]	0.13	0.25	0.23	0.20	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.14	0.10	0.01	(0.25)	(0.66)	0.38
Total from investment operations	0.27	0.35	0.24	(0.05)	(0.48)	0.54
Less distributions
From net investment income	(0.14)	(0.26)	(0.23)	(0.20)	(0.24)	(0.19)
Net asset value, end of period	$5.98	$5.85	$5.76	$5.75	$6.00	$6.72
Total return (%)[3]	4.56[4]	6.08	4.23	(0.74)	(7.32)	8.51
Ratios and supplemental data
Net assets, end of period (in millions)	$148	$178	$215	$415	$480	$602
Ratios (as a percentage of average net assets):
Expenses before reductions	0.52[5]	0.54	0.54	0.54	0.51	0.52
Expenses including reductions	0.52[5]	0.53	0.53	0.53	0.50	0.51
Net investment income	4.49[5]	4.21	3.92	3.42	2.75	2.43
Portfolio turnover (%)	25	56	34	51	40	63

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
33	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$5.85	$5.76	$5.76	$6.00	$6.72	$6.38
Net investment income[2]	0.12	0.22	0.20	0.17	0.15	0.14
Net realized and unrealized gain (loss) on investments	0.13	0.10	0.01	(0.23)	(0.65)	0.36
Total from investment operations	0.25	0.32	0.21	(0.06)	(0.50)	0.50
Less distributions
From net investment income	(0.12)	(0.23)	(0.21)	(0.18)	(0.22)	(0.16)
Net asset value, end of period	$5.98	$5.85	$5.76	$5.76	$6.00	$6.72
Total return (%)[3]	4.36[4]	5.67	3.65	(0.95)	(7.82)	8.07
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$6	$8	$11	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[5]	0.92	0.92	0.92	0.91	0.91
Expenses including reductions	0.91[5]	0.91	0.91	0.91	0.90	0.91
Net investment income	4.10[5]	3.83	3.56	3.03	2.36	2.09
Portfolio turnover (%)	25	56	34	51	40	63

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	34

CLASS R4 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$5.86	$5.76	$5.76	$6.01	$6.73	$6.39
Net investment income[2]	0.13	0.24	0.22	0.19	0.17	0.15
Net realized and unrealized gain (loss) on investments	0.12	0.11	—[3]	(0.25)	(0.66)	0.37
Total from investment operations	0.25	0.35	0.22	(0.06)	(0.49)	0.52
Less distributions
From net investment income	(0.13)	(0.25)	(0.22)	(0.19)	(0.23)	(0.18)
Net asset value, end of period	$5.98	$5.86	$5.76	$5.76	$6.01	$6.73
Total return (%)[4]	4.31[5]	6.11	3.90	(0.87)	(7.58)	8.34
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[6]	0.78	0.77	0.78	0.75	0.76
Expenses including reductions	0.66[6]	0.67	0.67	0.67	0.65	0.66
Net investment income	4.33[6]	4.09	3.82	3.24	2.56	2.29
Portfolio turnover (%)	25	56	34	51	40	63

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
35	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$5.85	$5.76	$5.76	$6.00	$6.72	$6.38
Net investment income[2]	0.14	0.25	0.23	0.20	0.18	0.17
Net realized and unrealized gain (loss) on investments	0.13	0.10	—[3]	(0.23)	(0.66)	0.36
Total from investment operations	0.27	0.35	0.23	(0.03)	(0.48)	0.53
Less distributions
From net investment income	(0.14)	(0.26)	(0.23)	(0.21)	(0.24)	(0.19)
Net asset value, end of period	$5.98	$5.85	$5.76	$5.76	$6.00	$6.72
Total return (%)[4]	4.59[5]	6.14	4.11	(0.51)	(7.41)	8.57
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$5	$5	$6	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47[6]	0.48	0.47	0.48	0.46	0.46
Expenses including reductions	0.46[6]	0.47	0.47	0.47	0.45	0.45
Net investment income	4.54[6]	4.27	4.02	3.47	2.80	2.50
Portfolio turnover (%)	25	56	34	51	40	63

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Income Fund	36

CLASS R6 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$5.86	$5.76	$5.76	$6.01	$6.73	$6.38
Net investment income[2]	0.14	0.25	0.23	0.20	0.19	0.17
Net realized and unrealized gain (loss) on investments	0.12	0.11	—[3]	(0.24)	(0.66)	0.37
Total from investment operations	0.26	0.36	0.23	(0.04)	(0.47)	0.54
Less distributions
From net investment income	(0.14)	(0.26)	(0.23)	(0.21)	(0.25)	(0.19)
Net asset value, end of period	$5.98	$5.86	$5.76	$5.76	$6.01	$6.73
Total return (%)[4]	4.44[5]	6.38	4.16	(0.63)	(7.21)	8.61
Ratios and supplemental data
Net assets, end of period (in millions)	$1,254	$1,089	$1,052	$908	$914	$869
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42[6]	0.43	0.42	0.43	0.40	0.41
Expenses including reductions	0.41[6]	0.42	0.42	0.42	0.40	0.41
Net investment income	4.58[6]	4.33	4.07	3.54	2.86	2.54
Portfolio turnover (%)	25	56	34	51	40	63

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
37	JOHN HANCOCK Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK Income Fund	38

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$259,397,266	—	$259,397,266	—
Foreign government obligations	458,634,049	—	458,634,049	—
Corporate bonds	756,416,480	—	756,416,480	—
Convertible bonds	23,485,923	—	23,485,923	—
Term loans	124,550,123	—	124,550,123	—
Collateralized mortgage obligations	110,561,855	—	110,561,855	—
Asset-backed securities	26,683,784	—	26,683,784	—
Preferred securities	24,799,217	$24,799,217	—	—
Short-term investments	48,236,345	48,236,345	—	—
Total investments in securities	$1,832,765,042	$73,035,562	$1,759,729,480	—
Derivatives:
Assets
Forward foreign currency contracts	$8,059,325	—	$8,059,325	—
Liabilities
Futures	(175,403)	$(175,403)	—	—
Forward foreign currency contracts	(4,071,927)	—	(4,071,927)	—
39	JOHN HANCOCK Income Fund |

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At November 30, 2025, the fund had $73,758 in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
| JOHN HANCOCK Income Fund	40

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2025, the fund loaned securities valued at $11,749,179 and received $11,909,565 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
41	JOHN HANCOCK Income Fund |

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2025 were $5,349.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $112,200,526 and a long-term capital loss carryforward of $180,198,192 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.
| JOHN HANCOCK Income Fund	42

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the
43	JOHN HANCOCK Income Fund |

Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2025, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging from $20.4 million to $45.3 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended November 30, 2025, the fund used forward foreign currency contracts to manage against anticipated changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $1.0 billion to $1.6 billion, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(175,403)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$8,059,325	(4,071,927)
			$8,059,325	$(4,247,330)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
| JOHN HANCOCK Income Fund	44

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2025:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(563,435)	—	$(563,435)
Currency	—	$(10,031,849)	(10,031,849)
Total	$(563,435)	$(10,031,849)	$(10,595,284)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2025:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$131,895	—	$131,895
Currency	—	$16,113,394	16,113,394
Total	$131,895	$16,113,394	$16,245,289
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.60% of the first $100 million of the fund’s average daily net assets; (b) 0.45% of the next $150 million of the fund’s average daily net assets; (c) 0.40% of the next $250 million of the fund’s average daily net assets; (d) 0.35% of the next $150 million of the fund’s average daily net assets; and (e) 0.30% of the fund’s average daily net assets in excess of $650 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2025, this waiver amounted to 0.01% of the fund’s average
45	JOHN HANCOCK Income Fund |

daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$19,670
Class C	255
Class I	7,295
Class R2	225
Class	Expense reduction
Class R4	$37
Class R5	209
Class R6	56,822
Total	$84,513

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2025, were equivalent to a net annual effective rate of 0.34% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $389 for Class R4 shares for the six months ended November 30, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $48,352 for the six months ended November 30, 2025. Of this amount, $6,732 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $41,620 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase
| JOHN HANCOCK Income Fund	46

are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2025, CDSCs received by the Distributor amounted to $1,847 and $44 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$629,810	$226,829
Class C	27,311	2,950
Class I	—	84,149
Class R2	11,864	138
Class R4	1,362	22
Class R5	1,112	127
Class R6	—	34,315
Total	$671,459	$348,530
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2025 and for the year ended May 31, 2025 were as follows:
	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,388,710	$20,187,161	6,599,117	$38,765,302
Distributions reinvested	1,393,879	8,312,071	2,783,163	16,355,788
Repurchased	(6,508,492)	(38,746,683)	(14,581,883)	(85,503,675)
Net decrease	(1,725,903)	$(10,247,451)	(5,199,603)	$(30,382,585)
47	JOHN HANCOCK Income Fund |

	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class C shares
Sold	17,821	$106,449	115,352	$674,201
Distributions reinvested	15,950	95,097	39,145	230,072
Repurchased	(201,995)	(1,205,671)	(587,036)	(3,437,845)
Net decrease	(168,224)	$(1,004,125)	(432,539)	$(2,533,572)
Class I shares
Sold	1,402,907	$8,331,261	4,733,703	$27,697,956
Distributions reinvested	564,337	3,359,094	1,405,665	8,248,867
Repurchased	(7,692,536)	(45,490,645)	(13,164,171)	(76,949,214)
Net decrease	(5,725,292)	$(33,800,290)	(7,024,803)	$(41,002,391)
Class R2 shares
Sold	52,165	$310,254	230,773	$1,353,412
Distributions reinvested	16,575	98,651	41,872	245,705
Repurchased	(237,695)	(1,414,312)	(479,322)	(2,805,222)
Net decrease	(168,955)	$(1,005,407)	(206,677)	$(1,206,105)
Class R4 shares
Sold	4,668	$27,790	13,494	$78,940
Distributions reinvested	2,853	17,010	5,322	31,258
Repurchased	(21,889)	(131,033)	(12,222)	(71,774)
Net increase (decrease)	(14,368)	$(86,233)	6,594	$38,424
Class R5 shares
Sold	196,472	$1,168,041	174,539	$1,021,947
Distributions reinvested	17,089	101,752	35,271	207,037
Repurchased	(258,349)	(1,543,626)	(344,558)	(2,018,300)
Net decrease	(44,788)	$(273,833)	(134,748)	$(789,316)
Class R6 shares
Sold	41,440,471	$245,321,033	37,440,702	$219,373,353
Distributions reinvested	4,629,545	27,591,962	8,201,701	48,151,063
Repurchased	(22,396,915)	(133,104,579)	(42,270,881)	(247,113,058)
Net increase	23,673,101	$139,808,416	3,371,522	$20,411,358
Total net increase (decrease)	15,825,571	$93,391,077	(9,620,254)	$(55,464,187)
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $473,325,505 and $423,750,798, respectively, for the six months ended November 30, 2025. Purchases and sales of U.S. Treasury obligations aggregated $18,404,546 and $9,197,328, respectively, for the six months ended November 30, 2025.
| JOHN HANCOCK Income Fund	48

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,822,140	$21,530,611	$308,337,085	$(281,631,681)	$1,205	$(875)	$530,958	—	$48,236,345

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
49	JOHN HANCOCK Income Fund |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal:  To elect five Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	249,920,452	2,229,803
Christine L. Hurtsellers	249,968,591	2,181,664
Kenneth J. Phelan	249,894,182	2,256,073
Thomas R. Wright	249,950,929	2,199,326

Non-Independent Trustee
Kristie M. Feinberg	249,892,677	2,257,542
| JOHN HANCOCK INCOME FUND	50

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27–29, 2025. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23–26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
51	JOHN HANCOCK INCOME FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK INCOME FUND	52

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board also noted that the fund underperformed the peer group median for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the peer group median for the one-, three-, five- and ten-year periods. The Board also took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an
53	JOHN HANCOCK INCOME FUND |

affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK INCOME FUND	54

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
55	JOHN HANCOCK INCOME FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of its benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK INCOME FUND	56

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5025983	91SA 11/25
1/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Managed Account Shares
Fixed income
November 30, 2025

John Hancock
Managed Account Shares

2	Portfolios’ investments
28	Financial statements
32	Financial highlights
35	Notes to financial statements
42	Shareholder meeting
43	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Portfolios’ investments
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

As of 11-30-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 85.5%				$945,504
(Cost $936,469)
U.S. Government 25.7%				284,456
U.S. Treasury
Bond	2.375	02-15-42	24,000	18,008
Bond	2.875	05-15-49	118,000	86,979
Bond	4.750	05-15-55	57,000	57,686
Note	4.125	02-28-27	26,000	26,165
Note	4.250	06-30-31	77,000	79,259
Note	4.250	11-15-34	16,000	16,359
U.S. Government Agency 59.8%				661,048
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	4.500	09-01-52	15,154	14,992
Federal National Mortgage Association
30 Yr Pass Thru	3.500	11-01-50	235,372	219,221
30 Yr Pass Thru	3.500	06-01-52	32,085	29,944
30 Yr Pass Thru	3.500	09-01-52	13,329	12,414
30 Yr Pass Thru	4.500	08-01-52	19,700	19,564
30 Yr Pass Thru	4.500	02-01-53	328,024	324,530

30 Yr Pass Thru	4.500	12-01-54	40,896	40,383
Corporate bonds 14.2%				$157,175
(Cost $153,298)
Communication services 1.6%				17,454
Wireless telecommunication services 1.6%
T-Mobile USA, Inc.	5.050	07-15-33	17,000	17,454
Financials 7.0%				77,639
Banks 5.5%
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%)	5.015	07-22-33	25,000	25,722
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%)	4.912	07-25-33	18,000	18,482
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	18,000	16,913
Capital markets 1.5%
Morgan Stanley (2.943% to 1-21-32, then Overnight SOFR + 1.290%)	2.943	01-21-33	18,000	16,522
Health care 2.4%				27,099
Biotechnology 2.4%
Amgen, Inc.	5.250	03-02-33	26,000	27,099
Information technology 1.6%				17,601
Software 1.6%
Oracle Corp.	4.900	02-06-33	18,000	17,601
Utilities 1.6%				17,382
Multi-utilities 1.6%
Dominion Energy, Inc.	3.375	04-01-30	18,000	17,382

	Yield (%)	Shares	Value
Short-term investments 0.8%			$8,333
(Cost $8,322)
Short-term funds 0.8%			8,333
John Hancock Collateral Trust (A)	3.9009(B)	833	8,333

Total investments (Cost $1,098,089) 100.5%	$1,111,012
Other assets and liabilities, net (0.5%)	(5,285)
Total net assets 100.0%	$1,105,727

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	2

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 11-30-25.
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 11-30-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.4%				$426,541,671
(Cost $415,301,389)
Communication services 4.5%				19,575,645
Diversified telecommunication services 0.9%
AT&T, Inc.	2.750	06-01-31	3,325,000	3,064,176
AT&T, Inc.	4.500	05-15-35	1,086,000	1,054,948
Entertainment 0.4%
WMG Acquisition Corp. (A)	3.875	07-15-30	1,759,000	1,676,640
Media 2.3%
Charter Communications Operating LLC	2.800	04-01-31	2,499,000	2,245,207
Charter Communications Operating LLC	6.384	10-23-35	3,994,000	4,126,795
News Corp. (A)	3.875	05-15-29	1,453,000	1,402,026
News Corp. (A)	5.125	02-15-32	2,124,000	2,111,015
Wireless telecommunication services 0.9%
T-Mobile USA, Inc.	3.875	04-15-30	3,954,000	3,894,838
Consumer discretionary 1.2%				5,088,356
Automobiles 0.9%
General Motors Financial Company, Inc.	5.600	06-18-31	3,297,000	3,440,869
Hyundai Capital America (A)	5.400	01-08-31	559,000	577,130
Hotels, restaurants and leisure 0.3%
Flutter Treasury DAC (A)	5.875	06-04-31	203,000	205,032
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	856,000	865,325
Consumer staples 2.3%				9,963,177
Food products 2.3%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	770,000	806,525
JBS USA Lux SA	3.625	01-15-32	2,822,000	2,644,252
JBS USA Lux SA	5.750	04-01-33	1,837,000	1,925,167
JBS USA Lux SA (A)	5.950	04-20-35	427,000	451,356
Mars, Inc. (A)	4.800	03-01-30	2,172,000	2,224,956
Pilgrim’s Pride Corp.	6.250	07-01-33	1,782,000	1,910,921
Energy 15.4%				66,825,276
Oil, gas and consumable fuels 15.4%
Aker BP ASA (A)	3.100	07-15-31	1,622,000	1,486,513
Aker BP ASA (A)	3.750	01-15-30	1,000,000	968,651
Aker BP ASA (A)	4.000	01-15-31	612,000	591,141
Antero Resources Corp. (A)	5.375	03-01-30	1,575,000	1,589,488
Cheniere Energy Partners LP	3.250	01-31-32	2,791,000	2,565,974
Cheniere Energy Partners LP (A)	5.550	10-30-35	1,118,000	1,150,207
Cheniere Energy Partners LP	5.950	06-30-33	1,310,000	1,392,159
Columbia Pipelines Holding Company LLC (A)	4.999	11-17-32	1,649,000	1,652,572
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	2,449,000	2,543,940
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	1,947,000	2,090,795
Continental Resources, Inc. (A)	2.875	04-01-32	2,600,000	2,273,196
Continental Resources, Inc. (A)	5.750	01-15-31	1,444,000	1,489,149
Devon Energy Corp.	5.200	09-15-34	2,000,000	2,008,561
DT Midstream, Inc. (A)	4.375	06-15-31	3,222,000	3,151,412
3	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DT Midstream, Inc. (A)	5.800	12-15-34	896,000	$933,967
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,940,000	2,971,270
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,771,000	1,792,495
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	870,000	998,126
Energy Transfer LP	5.150	03-15-45	2,104,000	1,881,223
Energy Transfer LP	5.600	09-01-34	1,283,000	1,329,382
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	2,119,000	2,114,731
Expand Energy Corp.	4.750	02-01-32	1,613,000	1,595,214
Gulfstream Natural Gas System LLC (A)	5.600	07-23-35	1,659,000	1,709,648
Harbour Energy PLC (A)	6.327	04-01-35	2,023,000	2,076,607
MPLX LP	4.950	09-01-32	663,000	668,314
MPLX LP	5.000	03-01-33	1,476,000	1,490,121
Occidental Petroleum Corp.	5.375	01-01-32	524,000	536,467
Occidental Petroleum Corp.	6.450	09-15-36	2,321,000	2,478,306
Occidental Petroleum Corp.	6.625	09-01-30	1,702,000	1,834,273
Ovintiv, Inc.	6.250	07-15-33	723,000	766,996
Ovintiv, Inc.	7.200	11-01-31	1,160,000	1,287,493
Plains All American Pipeline LP	4.700	01-15-31	826,000	831,466
Repsol E&P Capital Markets US LLC (A)	5.204	09-16-30	829,000	836,627
Targa Resources Corp.	5.500	02-15-35	1,290,000	1,322,579
Targa Resources Corp.	6.150	03-01-29	1,297,000	1,367,633
Targa Resources Partners LP	4.000	01-15-32	1,772,000	1,692,377
Var Energi ASA (A)	5.875	05-22-30	3,388,000	3,531,136
Var Energi ASA (A)	8.000	11-15-32	2,338,000	2,710,894
Western Midstream Operating LP	4.050	02-01-30	1,237,000	1,216,545
Western Midstream Operating LP	5.450	11-15-34	675,000	680,545
Whistler Pipeline LLC (A)	5.400	09-30-29	523,000	537,930
Whistler Pipeline LLC (A)	5.700	09-30-31	653,000	679,153
Financials 35.1%				152,397,335
Banks 18.8%
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	1,773,000	1,838,679
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	2,000,000	2,121,152
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	6,011,000	6,261,701
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	926,000	960,148
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	707,000	751,552
BPCE SA (5.716% to 1-18-29, then Overnight SOFR + 1.959%) (A)	5.716	01-18-30	819,000	849,985
Citizens Financial Group, Inc.	3.250	04-30-30	337,000	321,244
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	1,352,000	1,386,191
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	3,011,000	3,158,042
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	823,000	906,392
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,660,000	1,729,148
Credit Agricole SA (A)	3.250	01-14-30	409,000	388,684
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (A)	5.862	01-09-36	2,310,000	2,449,758
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (A)	5.019	03-04-31	1,897,000	1,944,378
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	1,164,000	1,224,400
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	1,802,000	1,828,542
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	2,161,000	2,157,741
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	1,080,000	1,119,940
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	719,000	742,253
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	1,206,000	1,257,104
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	434,000	455,795
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	598,000	619,317
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,500,000	1,631,686
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	4

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	2,229,000	$2,332,065
KeyBank NA	5.000	01-26-33	2,016,000	2,042,167
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	1,879,000	1,932,257
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	830,000	905,641
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (B)	6.625	09-27-35	1,634,000	1,623,875
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)	6.750	09-27-31	903,000	931,198
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	1,500,000	1,490,899
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	1,384,000	1,411,412
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (B)	7.300	11-19-34	1,773,000	1,864,591
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	1,500,000	1,678,877
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (A)(B)	6.300	09-25-31	2,268,000	2,301,494
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	4,461,000	4,611,315
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	740,000	770,933
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	2,111,000	2,102,778
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35	2,032,000	2,053,458
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	1,743,000	1,778,408
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,252,000	1,316,654
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	941,000	1,016,218
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	379,000	389,420
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,730,000	2,820,079
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	4,024,000	4,291,476
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	1,585,000	1,715,117
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	665,000	689,862
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	1,100,000	1,180,517
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	827,000	828,126
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	1,106,000	1,149,236
Capital markets 8.0%
Ares Strategic Income Fund (A)	5.150	01-15-31	2,210,000	2,172,291
Ares Strategic Income Fund (A)	5.450	09-09-28	704,000	707,413
Ares Strategic Income Fund	5.600	02-15-30	1,039,000	1,043,596
Ares Strategic Income Fund	5.700	03-15-28	109,000	110,416
Ares Strategic Income Fund (A)	5.800	09-09-30	1,979,000	2,000,185
Ares Strategic Income Fund	6.200	03-21-32	1,124,000	1,151,617
Ares Strategic Income Fund	6.350	08-15-29	342,000	352,779
Blackstone Private Credit Fund	5.050	09-10-30	1,779,000	1,753,789
Blackstone Private Credit Fund	5.250	04-01-30	1,073,000	1,069,095
Blackstone Private Credit Fund	5.950	07-16-29	1,087,000	1,111,495
Blackstone Private Credit Fund	7.300	11-27-28	982,000	1,043,990
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	1,726,000	1,703,041
Cantor Fitzgerald LP (A)	7.200	12-12-28	2,570,000	2,734,284
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	1,499,000	1,540,509
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	672,000	718,116
HPS Corporate Lending Fund	5.950	04-14-32	1,479,000	1,490,308
Jefferies Financial Group, Inc.	6.200	04-14-34	2,075,000	2,198,286
Lazard Group LLC	4.375	03-11-29	792,000	793,974
Lazard Group LLC	6.000	03-15-31	1,740,000	1,846,012
Macquarie Bank, Ltd. (A)	3.624	06-03-30	1,921,000	1,839,982
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	249,000	219,218
Sixth Street Lending Partners	5.750	01-15-30	566,000	573,253
Sixth Street Lending Partners (A)	6.125	07-15-30	560,000	575,307
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	886,000	917,842
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	560,000	613,878
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	1,191,000	1,213,599
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(B)	7.125	08-10-34	1,540,000	1,574,393
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	1,566,000	1,834,863
5	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance 1.2%
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	799,000	$817,038
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,500,000	1,554,140
Ally Financial, Inc.	8.000	11-01-31	1,048,000	1,192,605
Capital One Financial Corp.	6.700	11-29-32	1,500,000	1,662,145
Financial services 2.0%
Apollo Debt Solutions BDC	6.700	07-29-31	887,000	931,689
Apollo Debt Solutions BDC	6.900	04-13-29	427,000	447,981
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	1,010,000	1,064,317
Citadel Finance LLC (A)	5.900	02-10-30	1,047,000	1,064,516
Enact Holdings, Inc.	6.250	05-28-29	1,250,000	1,310,252
NMI Holdings, Inc.	6.000	08-15-29	1,405,000	1,453,936
Radian Group, Inc.	6.200	05-15-29	2,360,000	2,471,654
Insurance 5.1%
Athene Global Funding (A)	4.721	10-08-29	905,000	905,250
Athene Global Funding (A)	5.322	11-13-31	1,179,000	1,197,828
Athene Holding, Ltd.	3.500	01-15-31	3,861,000	3,653,610
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,222,000	1,195,911
CNO Financial Group, Inc.	5.250	05-30-29	1,303,000	1,326,368
CNO Financial Group, Inc.	6.450	06-15-34	616,000	652,742
CNO Global Funding (A)	4.950	09-09-29	1,500,000	1,529,094
F&G Annuities & Life, Inc.	6.250	10-04-34	3,000,000	3,040,338
F&G Annuities & Life, Inc.	6.500	06-04-29	659,000	686,813
GA Global Funding Trust (A)	4.500	09-18-30	3,000,000	2,961,852
GA Global Funding Trust (A)	5.200	12-09-31	1,194,000	1,207,839
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	575,000	604,203
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	751,000	774,941
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	2,934,000	2,454,837
Health care 7.0%				30,345,232
Biotechnology 2.3%
Amgen, Inc.	5.250	03-02-33	4,491,000	4,680,772
Amgen, Inc.	5.650	03-02-53	2,032,000	2,041,487
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	3,492,000	3,117,738
Health care equipment and supplies 0.6%
Baxter International, Inc. (C)	4.450	02-15-29	217,000	217,975
Baxter International, Inc. (C)	4.900	12-15-30	653,000	656,790
Solventum Corp.	5.450	03-13-31	1,704,000	1,779,203
Health care providers and services 2.5%
CVS Health Corp.	5.000	09-15-32	1,050,000	1,075,978
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	2,814,000	2,498,301
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	1,702,000	1,663,827
HCA, Inc.	4.300	11-15-30	731,000	728,938
HCA, Inc.	4.600	11-15-32	1,124,000	1,123,605
HCA, Inc.	5.450	04-01-31	1,548,000	1,619,245
UnitedHealth Group, Inc.	5.950	06-15-55	1,066,000	1,117,056
Universal Health Services, Inc.	2.650	10-15-30	1,109,000	1,011,510
Life sciences tools and services 0.1%
Icon Investments Six DAC	5.849	05-08-29	437,000	456,333
Pharmaceuticals 1.5%
IQVIA, Inc.	6.250	02-01-29	3,036,000	3,200,515
Roche Holdings, Inc. (A)	5.489	11-13-30	2,428,000	2,582,203
Royalty Pharma PLC	5.150	09-02-29	753,000	773,756
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	6

	Rate (%)	Maturity date	Par value^	Value
Industrials 8.4%				$36,206,756
Aerospace and defense 1.0%
DAE Funding LLC (A)	3.375	03-20-28	2,322,000	2,260,773
The Boeing Company	6.528	05-01-34	1,858,000	2,066,056
Construction and engineering 0.5%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	1,998,000	2,190,447
Machinery 0.9%
Weir Group, Inc. (A)	5.350	05-06-30	3,706,000	3,823,704
Passenger airlines 4.5%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	566,008	556,514
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,044,147	1,030,825
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	999,804	970,235
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	833,071	816,456
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	920,825	877,966
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,274,047	1,174,918
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,365,251	1,281,595
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,371,139	1,256,101
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	110,230	106,385
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	2,112,000	2,111,469
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	737,000	744,370
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	63,102	61,107
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	647,608	579,255
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	362,328	349,578
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	226,941	220,818
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	1,289,841	1,318,028
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,064,665	2,179,124
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,448,282	1,490,477
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	2,156,009	2,234,384
Trading companies and distributors 1.5%
AerCap Ireland Capital DAC	3.300	01-30-32	4,339,000	4,019,369
Ashtead Capital, Inc. (A)	5.550	05-30-33	2,400,000	2,486,802
Information technology 10.2%				44,014,420
Communications equipment 0.7%
Motorola Solutions, Inc.	2.300	11-15-30	175,000	158,734
Motorola Solutions, Inc.	2.750	05-24-31	3,280,000	3,002,743
Electronic equipment, instruments and components 1.0%
TD SYNNEX Corp.	2.650	08-09-31	1,500,000	1,350,047
TD SYNNEX Corp.	5.300	10-10-35	2,235,000	2,235,659
TD SYNNEX Corp.	6.100	04-12-34	520,000	552,362
Semiconductors and semiconductor equipment 4.6%
Broadcom, Inc.	3.419	04-15-33	4,675,000	4,380,973
Broadcom, Inc.	4.550	02-15-32	592,000	599,004
Broadcom, Inc.	4.900	07-15-32	2,422,000	2,492,109
Foundry JV Holdco LLC (A)	6.100	01-25-36	1,442,000	1,531,813
Foundry JV Holdco LLC (A)	6.250	01-25-35	1,527,000	1,634,984
Marvell Technology, Inc.	5.950	09-15-33	2,053,000	2,201,430
Micron Technology, Inc.	2.703	04-15-32	499,000	447,447
Micron Technology, Inc.	5.300	01-15-31	665,000	689,374
Micron Technology, Inc.	5.650	11-01-32	1,976,000	2,079,799
Micron Technology, Inc.	5.800	01-15-35	1,446,000	1,529,771
Qorvo, Inc. (A)	3.375	04-01-31	1,780,000	1,635,498
Qorvo, Inc.	4.375	10-15-29	641,000	632,340
Software 1.6%
Oracle Corp.	4.700	09-27-34	2,119,000	2,007,354
Oracle Corp.	4.800	09-26-32	1,730,000	1,700,770
Oracle Corp.	5.250	02-03-32	1,262,000	1,273,892
7	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Oracle Corp.	5.550	02-06-53	2,409,000	$2,109,628
Technology hardware, storage and peripherals 2.3%
CDW LLC	5.100	03-01-30	675,000	689,480
Dell International LLC	4.500	02-15-31	1,702,000	1,702,153
Dell International LLC	4.750	10-06-32	1,705,000	1,709,555
Dell International LLC	5.100	02-15-36	1,451,000	1,449,047
Dell International LLC	5.300	04-01-32	478,000	493,846
Dell International LLC	5.400	04-15-34	3,604,000	3,724,608
Materials 0.9%				3,836,263
Construction materials 0.7%
Cemex SAB de CV (A)	3.875	07-11-31	2,000,000	1,904,309
JH North America Holdings, Inc. (A)	5.875	01-31-31	450,000	456,064
JH North America Holdings, Inc. (A)	6.125	07-31-32	672,000	688,855
Metals and mining 0.2%
Freeport-McMoRan, Inc.	5.400	11-14-34	758,000	787,035
Real estate 4.7%				20,461,960
Hotel and resort REITs 0.4%
Host Hotels & Resorts LP	4.250	12-15-28	1,666,000	1,664,509
Industrial REITs 0.8%
FIBRA Prologis (A)	5.500	11-26-35	1,167,000	1,162,309
Prologis Targeted U.S. Logistics Fund LP (A)	4.250	01-15-31	861,000	857,210
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	1,541,000	1,584,464
Real estate management and development 0.5%
CoStar Group, Inc. (A)	2.800	07-15-30	2,521,000	2,321,622
Residential REITs 0.5%
American Homes 4 Rent LP	4.950	06-15-30	2,032,000	2,075,598
Retail REITs 0.4%
Regency Centers LP	5.000	07-15-32	1,779,000	1,829,985
Specialized REITs 2.1%
American Tower Corp.	5.200	02-15-29	1,710,000	1,758,995
American Tower Corp.	5.550	07-15-33	1,302,000	1,367,567
American Tower Corp.	5.650	03-15-33	1,302,000	1,375,331
VICI Properties LP	5.125	11-15-31	2,091,000	2,120,349
VICI Properties LP	5.125	05-15-32	2,324,000	2,344,021
Utilities 8.7%				37,827,251
Electric utilities 4.1%
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	559,000	558,900
Constellation Energy Generation LLC	6.500	10-01-53	1,095,000	1,208,861
Duke Energy Corp.	5.750	09-15-33	1,000,000	1,066,281
Electricite de France SA (A)	5.650	04-22-29	1,900,000	1,983,489
Eversource Energy	5.125	05-15-33	1,613,000	1,637,078
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	435,000	454,907
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,002,000	1,040,003
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	361,000	381,967
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	736,000	764,846
NRG Energy, Inc. (A)	4.450	06-15-29	936,000	933,563
NRG Energy, Inc. (A)	5.407	10-15-35	935,000	936,188
NRG Energy, Inc. (A)	7.000	03-15-33	1,943,000	2,155,317
Pacific Gas & Electric Company	4.950	07-01-50	1,467,000	1,266,147
Pacific Gas & Electric Company	5.800	05-15-34	1,227,000	1,280,065
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	1,815,000	1,921,579
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	8

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 1.7%
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	891,000	$908,535
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	1,505,000	1,580,392
Vistra Operations Company LLC (A)	4.300	07-15-29	1,973,000	1,960,221
Vistra Operations Company LLC (A)	6.000	04-15-34	1,306,000	1,378,503
Vistra Operations Company LLC (A)	6.950	10-15-33	1,474,000	1,644,745
Multi-utilities 2.9%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	1,703,000	1,721,508
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	1,167,000	1,247,158
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	1,318,000	1,377,236
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	812,000	821,566
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	817,000	825,082
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,537,000	1,602,786
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,407,000	1,531,331

Sempra	5.500	08-01-33	1,195,000	1,255,684

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	2,325,000	2,383,313
Municipal bonds 0.1%				$307,623
(Cost $437,710)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	24,595
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	108,000	79,724
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	86,691
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	22,484
Regents of the University of California Medical Center	3.006	05-15-50	140,000	94,129

	Yield (%)	Shares	Value
Short-term investments 0.8%			$3,500,086
(Cost $3,500,006)
Short-term funds 0.8%			3,500,086
John Hancock Collateral Trust (D)	3.9009(E)	349,900	3,500,086

Total investments (Cost $419,239,105) 99.3%	$430,349,380
Other assets and liabilities, net 0.7%	3,220,122
Total net assets 100.0%	$433,569,502

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $125,055,034 or 28.8% of the portfolio’s net assets as of 11-30-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 11-30-25.
The portfolio had the following country composition as a percentage of net assets on 11-30-25:
United States	82.1%
United Kingdom	3.4%
Canada	2.8%
Norway	2.2%
France	1.7%
Switzerland	1.4%
Luxembourg	1.2%
9	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

Ireland	1.1%
Other countries	4.1%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 11-30-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 94.3%				$157,221,872
(Cost $155,396,718)
Communication services 11.2%				18,645,526
Diversified telecommunication services 4.1%
Cipher Compute LLC (A)	7.125	11-15-30	458,000	465,300
GCI LLC (A)	4.750	10-15-28	925,000	896,363
IHS Holding, Ltd. (A)	7.875	05-29-30	779,000	794,819
IHS Holding, Ltd. (A)	8.250	11-29-31	1,200,000	1,244,269
Iliad Holding SAS (A)	7.000	04-15-32	1,026,000	1,057,636
Iliad Holding SAS (A)	8.500	04-15-31	300,000	322,234
Level 3 Financing, Inc. (A)	6.875	06-30-33	1,571,000	1,599,886
Windstream Services LLC (A)	8.250	10-01-31	467,000	484,858
Entertainment 2.2%
Roblox Corp. (A)	3.875	05-01-30	2,226,000	2,128,342
WarnerMedia Holdings, Inc.	4.279	03-15-32	356,000	325,295
WarnerMedia Holdings, Inc.	5.050	03-15-42	1,512,000	1,209,403
Media 3.4%
Cable One, Inc. (A)	4.000	11-15-30	711,000	565,563
CCO Holdings LLC (A)	4.250	02-01-31	1,272,000	1,171,806
CCO Holdings LLC	4.500	05-01-32	599,000	539,620
CCO Holdings LLC (A)	7.375	03-01-31	1,133,000	1,156,057
Gray Media, Inc. (A)	10.500	07-15-29	1,128,000	1,215,655
Sirius XM Radio LLC (A)	4.000	07-15-28	748,000	729,175
Versant Media Group, Inc. (A)	7.250	01-30-31	204,000	209,588
Wireless telecommunication services 1.5%
Millicom International Cellular SA (A)	6.250	03-25-29	1,009,800	1,012,837
Millicom International Cellular SA (A)	7.375	04-02-32	413,000	431,047
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,036,000	1,085,773
Consumer discretionary 21.3%				35,503,868
Automobile components 0.2%
Dealer Tire LLC (A)	8.000	02-01-28	384,000	380,358
Broadline retail 1.6%
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	287,000	287,695
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	485,000	487,308
Macy’s Retail Holdings LLC (A)	7.375	08-01-33	1,076,000	1,132,142
Rakuten Group, Inc. (A)	9.750	04-15-29	473,000	525,594
SGUS LLC (A)	11.000	12-15-29	274,640	222,556
Hotels, restaurants and leisure 10.6%
Carnival Corp. (A)	5.125	05-01-29	828,000	834,928
Carnival Corp. (A)	5.750	08-01-32	3,106,000	3,184,003
Carnival Corp. (A)	5.875	06-15-31	1,635,000	1,683,479
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	973,000	990,999
Marriott Ownership Resorts, Inc. (A)	6.500	10-01-33	1,356,000	1,289,109
MGM Resorts International	4.750	10-15-28	1,600,000	1,591,645
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	1,090,000	1,064,548
NCL Corp., Ltd. (A)	5.875	01-15-31	1,039,000	1,025,335
NCL Corp., Ltd. (A)	6.250	09-15-33	999,000	987,040
NCL Corp., Ltd. (A)	6.750	02-01-32	1,047,000	1,062,600
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	859,000	870,371
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	10

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Rivers Enterprise Lender LLC (A)	6.250	10-15-30	266,000	$270,047
Travel + Leisure Company (A)	4.625	03-01-30	388,000	377,825
Travel + Leisure Company (A)	6.125	09-01-33	1,069,000	1,085,868
Viking Cruises, Ltd. (A)	5.875	10-15-33	1,310,000	1,331,238
Household durables 2.4%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	797,000	767,085
Century Communities, Inc. (A)	3.875	08-15-29	795,000	755,267
KB Home	4.000	06-15-31	683,000	647,713
Taylor Morrison Communities, Inc. (A)	5.750	11-15-32	201,000	207,175
TopBuild Corp. (A)	5.625	01-31-34	1,550,000	1,571,160
Leisure products 0.1%
Acushnet Company (A)	5.625	12-01-33	243,000	244,888
Specialty retail 5.4%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	180,000	176,561
Asbury Automotive Group, Inc.	4.750	03-01-30	822,000	806,992
Global Auto Holdings, Ltd. (A)	8.750	01-15-32	2,112,000	1,996,656
Global Auto Holdings, Ltd. (A)	11.500	08-15-29	727,000	746,400
Group 1 Automotive, Inc. (A)	4.000	08-15-28	305,000	298,774
Lithia Motors, Inc. (A)	3.875	06-01-29	387,000	372,841
Lithia Motors, Inc. (A)	4.375	01-15-31	814,000	781,243
Lithia Motors, Inc. (A)	5.500	10-01-30	759,000	762,793
Saks Global Enterprises LLC (A)	11.000	12-15-29	116,750	23,934
Saks Global Enterprises LLC (A)	11.000	12-15-29	425,500	146,168
The Michaels Companies, Inc. (A)	5.250	05-01-28	1,109,000	1,044,975
The Michaels Companies, Inc. (A)	7.875	05-01-29	578,000	524,682
Valvoline, Inc. (A)	3.625	06-15-31	763,000	703,308
Wayfair LLC (A)	6.750	11-15-32	567,000	578,540
Textiles, apparel and luxury goods 1.0%
S&S Holdings LLC (A)	8.375	10-01-31	1,500,000	1,411,077
Under Armour, Inc. (A)	7.250	07-15-30	252,000	250,948
Consumer staples 2.1%				3,551,785
Consumer staples distribution and retail 0.5%
Albertsons Companies, Inc. (A)	5.750	03-31-34	776,000	782,258
Food products 1.6%
MARB BondCo PLC (A)	3.950	01-29-31	1,882,000	1,698,629
NBM US Holdings, Inc. (A)	6.625	08-06-29	1,061,000	1,070,898
Energy 19.9%				33,155,165
Oil, gas and consumable fuels 19.9%
Antero Midstream Partners LP (A)	5.375	06-15-29	482,000	483,589
Antero Midstream Partners LP (A)	5.750	10-15-33	995,000	999,919
Antero Midstream Partners LP (A)	6.625	02-01-32	1,509,000	1,564,146
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	1,275,000	1,278,956
Ascent Resources Utica Holdings LLC (A)	6.625	10-15-32	244,000	249,578
Ascent Resources Utica Holdings LLC (A)	6.625	07-15-33	428,000	436,215
Blue Racer Midstream LLC (A)	7.000	07-15-29	122,000	127,240
Blue Racer Midstream LLC (A)	7.250	07-15-32	1,490,000	1,584,314
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	180,000	177,020
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	599,000	578,941
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	2,096,000	2,101,221
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	1,332,000	1,313,163
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	1,770,000	1,761,253
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	2,305,000	2,367,429
Genesis Energy LP	7.875	05-15-32	575,000	593,131
Genesis Energy LP	8.000	05-15-33	621,000	640,659
11	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Global Partners LP (A)	7.125	07-01-33	194,000	$197,037
Global Partners LP (A)	8.250	01-15-32	700,000	733,962
Hess Midstream Operations LP (A)	6.500	06-01-29	238,000	246,277
Howard Midstream Energy Partners LLC (A)	6.625	01-15-34	540,000	553,580
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	73,000	77,051
Leviathan Bond, Ltd. (A)	6.500	06-30-27	1,360,000	1,366,800
Leviathan Bond, Ltd. (A)	6.750	06-30-30	143,000	144,934
Long Ridge Energy LLC (A)	8.750	02-15-32	803,000	840,622
Sunoco LP (A)	4.500	10-01-29	945,000	920,743
Sunoco LP	4.500	04-30-30	1,186,000	1,154,773
Sunoco LP (A)	4.625	05-01-30	535,000	521,538
Sunoco LP (A)	5.625	03-15-31	1,074,000	1,080,110
Sunoco LP (A)	5.875	03-15-34	1,455,000	1,464,373
Sunoco LP (A)	6.250	07-01-33	507,000	520,751
Sunoco LP (A)	6.625	08-15-32	740,000	762,890
Sunoco LP (A)	7.250	05-01-32	679,000	716,586
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(B)	7.875	09-18-30	1,479,000	1,504,883
Venture Global LNG, Inc. (A)	7.000	01-15-30	1,011,000	991,786
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	2,183,000	1,858,354
Venture Global LNG, Inc. (A)	9.500	02-01-29	1,177,000	1,241,341
Financials 10.8%				17,964,976
Banks 4.7%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	1,549,000	1,869,925
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	1,436,000	1,518,734
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(C)	7.296	12-28-25	964,000	963,876
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (B)	6.250	10-15-30	1,199,000	1,182,787
Popular, Inc.	7.250	03-13-28	1,252,000	1,312,793
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	1,091,000	1,039,177
Consumer finance 0.8%
OneMain Finance Corp.	6.125	05-15-30	1,287,000	1,307,694
Financial services 2.9%
Block, Inc. (A)	5.625	08-15-30	970,000	988,366
Freedom Mortgage Holdings LLC (A)	7.875	04-01-33	514,000	531,187
ION Platform Finance US, Inc. (A)	7.875	09-30-32	1,176,000	1,120,513
Rocket Companies, Inc. (A)	6.125	08-01-30	250,000	259,516
Rocket Companies, Inc. (A)	6.375	08-01-33	326,000	341,377
Stonebriar ABF Issuer LLC (A)	8.125	12-15-30	1,068,000	1,085,355
TrueNoord Capital DAC (A)	8.750	03-01-30	528,000	552,340
Insurance 1.7%
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	606,000	625,005
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	1,017,000	997,286
Panther Escrow Issuer LLC (A)	7.125	06-01-31	1,169,000	1,208,765
Mortgage real estate investment trusts 0.7%
Starwood Property Trust, Inc. (A)	6.000	04-15-30	1,030,000	1,060,280
Health care 3.4%				5,685,956
Health care providers and services 1.3%
DaVita, Inc. (A)	4.625	06-01-30	743,000	720,664
Tenet Healthcare Corp. (A)	5.500	11-15-32	1,473,000	1,496,341
Pharmaceuticals 2.1%
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	969,000	1,008,027
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	214,000	225,767
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	1,539,000	1,169,369
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	1,027,000	1,065,788
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	12

	Rate (%)	Maturity date	Par value^	Value
Industrials 7.1%				$11,800,645
Aerospace and defense 0.5%
Efesto Bidco SpA Efesto US LLC (A)	7.500	02-15-32	761,000	772,974
Building products 1.3%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,179,000	1,120,588
Builders FirstSource, Inc. (A)	6.375	03-01-34	996,000	1,035,957
Commercial services and supplies 0.9%
Cimpress PLC (A)	7.375	09-15-32	840,000	856,869
Garda World Security Corp. (A)	6.500	01-15-31	730,000	749,472
Construction and engineering 0.6%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	458,000	459,539
Williams Scotsman, Inc. (A)	6.625	06-15-29	520,000	536,518
Electrical equipment 0.7%
EMRLD Borrower LP (A)	6.625	12-15-30	1,158,000	1,200,097
Machinery 0.6%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	928,000	967,650
Passenger airlines 1.3%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	626,000	646,377
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	482,418	471,388
American Airlines, Inc. (A)	7.250	02-15-28	976,000	999,147
Trading companies and distributors 0.5%
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	804,000	782,385
Transportation infrastructure 0.7%
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	945,000	990,804
Corp Quiport SA (A)	9.000	12-15-37	200,000	210,880
Information technology 2.8%				4,733,381
IT services 0.6%
CoreWeave, Inc. (A)	9.000	02-01-31	493,000	446,113
CoreWeave, Inc. (A)	9.250	06-01-30	691,000	637,520
Semiconductors and semiconductor equipment 1.1%
Kioxia Holdings Corp. (A)	6.625	07-24-33	1,797,000	1,868,977
Software 1.1%
Cloud Software Group, Inc. (A)	6.625	08-15-33	817,000	815,553
Cloud Software Group, Inc. (A)	8.250	06-30-32	507,000	534,073
WULF Compute LLC (A)	7.750	10-15-30	417,000	431,145
Materials 6.2%				10,368,550
Construction materials 1.2%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	703,000	729,992
Standard Building Solutions, Inc. (A)	6.250	08-01-33	1,180,000	1,210,261
Containers and packaging 1.8%
Ardagh Metal Packaging Finance USA LLC (A)	6.250	01-30-31	561,000	570,749
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	877,000	890,427
Graphic Packaging International LLC (A)	3.500	03-01-29	699,000	666,593
Toucan FinCo, Ltd. (A)	9.500	05-15-30	948,000	895,414
Metals and mining 3.2%
Alcoa Nederland Holding BV (A)	7.125	03-15-31	311,000	329,540
Aris Mining Corp. (A)	8.000	10-31-29	764,000	797,524
Capstone Copper Corp. (A)	6.750	03-31-33	259,000	268,669
CSN Resources SA (A)	4.625	06-10-31	1,467,000	1,093,523
First Quantum Minerals, Ltd. (A)	7.250	02-15-34	333,000	343,403
First Quantum Minerals, Ltd. (A)	8.000	03-01-33	976,000	1,027,999
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	290,000	304,306
Novelis Corp. (A)	4.750	01-30-30	1,289,000	1,240,150
13	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate 2.3%				$3,770,306
Hotel and resort REITs 0.3%
XHR LP (A)	6.625	05-15-30	517,000	529,923
Specialized REITs 2.0%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	667,000	642,039
Iron Mountain, Inc. (A)	5.250	07-15-30	860,000	852,505
Millrose Properties, Inc. (A)	6.375	08-01-30	1,195,000	1,219,053
Uniti Group LP (A)	6.500	02-15-29	555,000	526,786
Utilities 7.2%				12,041,714
Electric utilities 5.9%
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (A)(B)	9.125	03-15-33	1,317,000	1,523,778
NRG Energy, Inc. (A)	3.625	02-15-31	690,000	645,736
NRG Energy, Inc. (A)	3.875	02-15-32	1,348,000	1,259,833
NRG Energy, Inc. (A)	5.750	01-15-34	612,000	616,906
NRG Energy, Inc. (A)	6.000	02-01-33	1,112,000	1,135,571
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	1,195,000	1,304,137
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	1,089,000	1,107,340
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	2,181,000	2,254,836
Gas utilities 0.2%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54	383,000	396,251
Independent power and renewable electricity producers 1.1%
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	873,098	812,487
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	269,000	274,908

Vistra Operations Company LLC (A)	6.875	04-15-32	675,000	709,931
Term loans (D) 2.5%				$4,179,300
(Cost $4,185,323)
Financials 0.5%				835,509
Insurance 0.5%
AmWINS Group, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.252	01-30-32	833,700	835,509
Health care 0.1%				255,160
Pharmaceuticals 0.1%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	7.916	04-23-31	258,390	255,160
Industrials 1.1%				1,772,266
Commercial services and supplies 0.3%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.671	03-03-32	523,000	523,649
Trading companies and distributors 0.8%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.916	05-21-32	1,261,000	1,248,617
Information technology 0.4%				677,000
Software 0.4%
Clearwater Analytics LLC, 2025 Term Loan B (6 month CME Term SOFR + 2.250%)	6.460	04-21-32	677,000	677,000
Materials 0.4%				639,365
Construction materials 0.4%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.166	02-10-32	638,790	639,365

Asset-backed securities 0.2%				$386,346
(Cost $394,787)
Asset-backed securities 0.2%				386,346
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	36,747
Frontier Issuer LLC
Series 2024-1, Class C (A)	11.160	06-20-54	312,000	349,599

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	14

	Shares	Value
Common stocks 0.0%		$7,423
(Cost $75,362)
Energy 0.0%		7,423
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (E)	297	7,423

Preferred securities 0.3%		$384,195
(Cost $378,961)
Communication services 0.1%		79,192
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	3,800	79,192
Financials 0.2%		305,003
Banks 0.2%
Wells Fargo & Company, 7.500%	250	305,003

	Yield (%)	Shares	Value
Short-term investments 1.4%			$2,315,558
(Cost $2,315,572)
Short-term funds 1.4%			2,315,558
John Hancock Collateral Trust (F)	3.9009(G)	231,484	2,315,558

Total investments (Cost $162,746,723) 98.7%	$164,494,694
Other assets and liabilities, net 1.3%	2,239,150
Total net assets 100.0%	$166,733,844

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $127,019,851 or 76.2% of the portfolio’s net assets as of 11-30-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	The rate shown is the annualized seven-day yield as of 11-30-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
The portfolio had the following country composition as a percentage of net assets on 11-30-25:
United States	78.2%
United Kingdom	5.4%
Canada	3.2%
France	2.4%
Netherlands	1.5%
Japan	1.4%
Israel	1.4%
Spain	1.1%
Other countries	5.4%
TOTAL	100.0%
15	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

As of 11-30-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.6%				$19,603,820
(Cost $19,724,153)
Alabama 1.0%				204,438
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	200,000	204,438
Alaska 1.0%				209,838
Northern Tobacco Securitization Corp. Series A, Class 1	4.000	06-01-50	250,000	209,838
Arizona 5.0%				998,593
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	345,000	339,303
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	250,000	250,091
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (A)	4.000	07-01-51	350,000	270,681
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	135,000	138,518
California 6.2%				1,242,467
California Community Housing Agency Exchange at Bayfront Apartments, Series A-1 (A)	3.000	02-01-57	100,000	61,774
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	100,000	105,466
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	250,000	250,371
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	300,000	204,218
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	250,000	224,358
CSCDA Community Improvement Authority Pasadena Portfolio, Series A-2 (A)	3.000	12-01-56	200,000	142,510
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.584	06-01-66	1,000,000	107,214
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	6.954	06-01-36	300,000	146,556
Colorado 5.6%				1,124,651
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	500,000	505,394
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series A (A)	6.000	07-01-55	100,000	101,181
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	150,000	136,117
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	125,000	124,458
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	257,501
Connecticut 1.6%				326,340
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	300,000	304,182
Town of Hamden Whitney Center Project	5.000	01-01-50	25,000	22,158
Florida 14.4%				2,882,220
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	300,000	251,405
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	135,000	105,794
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	235,000	189,429
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	16

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Escambia County Health Facilities Authority Baptist Hospital, Inc., Series A	4.000	08-15-50	310,000	$266,298
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	250,000	230,192
Florida Higher Educational Facilities Financing Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	250,000	218,566
Florida Higher Educational Facilities Financing Authority Keiser University Project (A)	6.000	07-01-45	150,000	150,073
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	240,000	257,358
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	250,000	272,922
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	250,000	230,348
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(C)	5.875	01-01-33	250,000	67,500
Shingle Creek at Bronson Community Development District Florida Special Assessment	3.100	06-15-31	250,000	245,508
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	300,000	229,456
Village Community Development District CDD No. 12	4.250	05-01-43	175,000	167,371
Georgia 0.0%				5,018
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	5,000	5,018
Idaho 0.5%				100,868
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	100,000	100,868
Illinois 7.6%				1,523,819
Chicago Board of Education Capital Improvement	5.000	04-01-38	375,000	396,063
Chicago Board of Education Series A, GO	6.250	12-01-50	150,000	153,694
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	115,000	103,779
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	250,000	265,682
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-49	100,000	97,379
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	250,000	247,244
Village of Morton Grove Tax Increment Revenue Samwill Station Redevelopment Project	5.000	01-01-39	260,000	259,978
Indiana 1.0%				192,328
Indiana Finance Authority Greenwood Village South Project, Series A	5.750	05-15-60	150,000	151,748
Indiana Finance Authority Polyflow Industry Project, AMT (A)(C)	7.000	03-01-39	180,000	9,000
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	30,000	31,580
Kansas 1.0%				210,215
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	210,000	210,215
Kentucky 1.2%				246,540
City of Henderson Pratt Paper LLC Project, Series B, AMT (A)	4.450	01-01-42	250,000	246,540
Louisiana 1.2%				238,116
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	240,000	238,116
17	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Maryland 1.3%				$256,173
City of Rockville Ingleside at King Farm Project, Series B	4.500	11-01-43	25,000	22,399
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	250,000	233,774
Massachusetts 2.7%				538,239
Massachusetts Development Finance Agency Care Communities LLC Obligated Group, Series A-1 (A)	6.500	07-15-60	150,000	149,994
Massachusetts Development Finance Agency Gingercare Living Issue, Series A (A)	5.875	12-01-60	150,000	138,093
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	250,152
Michigan 1.6%				326,752
City of Detroit, GO	5.500	04-01-32	300,000	326,752
Missouri 2.3%				454,369
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	250,000	254,092
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	200,000	200,277
Nevada 0.7%				146,850
State of Nevada Department of Business & Industry Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	185,000	146,850
New Hampshire 1.6%				328,038
New Hampshire Business Finance Authority Covanta Resources Recovery, Series B, AMT (A)	3.750	07-01-45	250,000	205,554
New Hampshire Business Finance Authority The Wildflower Project (A)(B)	6.195	12-15-33	200,000	122,484
New York 2.5%				491,866
City of Ithaca, GO	2.000	02-15-42	280,000	178,420
New York Transportation Development Corp. American Airlines, Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	65,000	64,579
New York Transportation Development Corp. Laguardia Airport Terminal B, AMT	4.000	07-01-33	250,000	248,867
Ohio 4.3%				856,680
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	250,000	177,734
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	170,000	143,151
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	200,000	196,567
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.600	06-01-41	250,000	239,525
Port of Greater Cincinnati Development Authority Gallery at Kenwood - Cooperative Township Public Parking Project	5.000	11-01-51	100,000	99,703
Oregon 0.5%				98,987
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	5.625	06-15-55	100,000	98,987
Pennsylvania 2.7%				550,193
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	385,000	324,621
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	300,000	225,572
Puerto Rico 2.4%				484,357
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.485	11-01-43	270,000	172,800
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	320,000	311,557
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	18

	Rate (%)	Maturity date	Par value^	Value
South Carolina 1.6%				$315,016
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	250,000	272,443
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-38	15,000	15,073
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(C)	6.500	06-01-51	250,000	27,500
Texas 9.1%				1,827,989
Arlington Higher Education Finance Corp. Basis Texas Charter Schools (A)	5.875	06-15-65	100,000	101,237
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	10.000	06-01-42	93,737	13,592
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	250,000	227,316
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	150,000	162,247
Decatur Hospital Authority Wise Health System	5.000	09-01-31	200,000	221,603
Houston Higher Education Finance Corp. Houston Christian University Project	5.125	10-01-51	160,000	151,963
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	2.500	09-01-41	30,000	22,052
New Hope Cultural Education Facilities Finance Corp. Series A	5.500	10-01-35	150,000	157,614
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	130,000	121,099
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	4.000	01-01-50	250,000	192,222
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	250,000	244,000
Texas Transportation Commission State Highway 249 System State Highway 249, Series A	5.000	08-01-57	210,000	213,044
Utah 3.8%				762,105
Mida Mountain Village Public Infrastructure District Series 2 (A)	6.000	06-15-54	500,000	515,033
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	247,072
Vermont 1.3%				263,986
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	315,000	263,986
Virginia 2.5%				507,400
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	300,000	295,875
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-56	220,000	211,525
Wisconsin 9.4%				1,889,369
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	250,000	254,176
Public Finance Authority AFCO Airport Real Estate Group, AMT	5.500	07-01-38	250,000	266,789
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	100,000	98,623
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	260,000	224,513
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	150,000	147,528
Public Finance Authority Heritage Bend Project (A)(B)	7.105	12-15-42	500,000	152,625
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	300,000	310,751
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	100,000	88,054
19	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Two Step Project (A)(B)	6.027	12-15-34	200,000	$116,928
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	100,000	78,183
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.000	07-01-60	150,000	151,199

	Yield (%)	Shares	Value
Short-term investments 0.9%			$179,540
(Cost $179,542)
Short-term funds 0.9%
John Hancock Collateral Trust (D)	3.9009(E)	17,948	179,540
Total investments (Cost $19,903,695) 98.5%			$19,783,360
Other assets and liabilities, net 1.5%			292,861
Total net assets 100.0%			$20,076,221

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,604,980 or 42.9% of the fund’s net assets as of 11-30-25.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Non-income producing - Issuer is in default.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 11-30-25.
The fund had the following portfolio composition as a percentage of net assets on 11-30-25:
General obligation bonds	5.5%
Revenue bonds	92.1%
Education	19.6%
Development	19.4%
Health care	17.3%
Other revenue	17.2%
Transportation	4.8%
Housing	4.4%
Airport	4.1%
Tobacco	3.9%
Water and sewer	1.3%
Pollution	0.1%
Short-term investments and other	2.4%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 11-30-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 43.5%				$94,671,762
(Cost $93,436,652)
Commercial and residential 35.5%				77,214,349
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A1 (A)(B)	1.691	04-25-65	354,592	339,288
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	78,396	74,656
Series 2021-1, Class A1 (A)(B)	0.909	01-25-66	277,500	248,397
Series 2021-4, Class A1 (A)(B)	1.035	01-20-65	1,056,237	901,328
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	186,407	161,776
Series 2021-6, Class A1 (A)(B)	1.458	09-25-66	556,635	475,762
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	1,666,059	1,662,101
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	20

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	1,169,531	$1,167,773
Series 2025-10, Class A1 (A)(B)	4.960	09-25-70	662,606	661,691
Series 2025-11, Class A1 (A)(B)	4.975	10-25-70	1,387,277	1,386,151
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	43,476	41,815
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	95,876	86,800
Avenue of Americas
Series 2025-1301, Class A (A)(B)	5.227	08-11-42	1,359,000	1,385,177
Series 2025-1301, Class B (A)(B)	5.478	08-11-42	690,000	702,054
BAHA Trust
Series 2024-MAR, Class A (A)(B)	6.171	12-10-41	1,716,000	1,783,001
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	190,939	179,725
Series 2024-5C29, Class A3	5.208	09-15-57	2,470,000	2,544,132
Series 2024-5C31, Class A3	5.609	12-15-57	983,000	1,027,987
Series 2025-5C38, Class A3	5.146	11-15-58	495,000	511,627
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	199,907	193,002
Series 2024-V12, Class A3	5.738	12-15-57	726,000	762,781
BMO Mortgage Trust
Series 2024-5C8, Class A3 (B)	5.625	12-15-57	1,000,000	1,045,042
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	287,356	270,456
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	1,172,000	1,114,951
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(C)	5.573	01-15-34	252,000	251,849
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,098,000	1,102,931
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(C)	5.173	08-15-36	1,409,000	1,308,089
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	272,972	268,334
CENT Trust
Series 2025-CITY, Class A (A)(B)	5.091	07-10-40	1,173,000	1,193,678
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	139,672	134,234
Series 2023-SMRT, Class A (A)(B)	6.015	10-12-40	1,670,000	1,719,971
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	304,994	259,527
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	572,151	485,516
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	113,970	99,104
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	437,218	420,840
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (A)	5.529	08-25-70	944,508	951,475
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	15,275	13,972
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	2,189,143	1,912,788
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.773	11-10-46	845,000	676,404
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class A1 (A)(B)	0.830	03-25-56	894,686	769,041
Series 2021-NQM1, Class A1 (A)(B)	0.809	05-25-65	417,050	380,514
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	321,134	288,891
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	611,123	526,199
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	1,125,318	964,132
Cross Mortgage Trust
Series 2025-H8, Class A1 (A)(B)	5.003	11-25-70	617,227	618,617
Series 2025-H9, Class A1 (A)(B)	5.036	11-25-70	1,453,000	1,456,038
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	34,302	34,234
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	320,151	285,476
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	16,847	16,338
21	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	94,703	$83,169
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	1,132,397	966,321
Series 2025-INV4, Class A1 (A)	5.100	10-25-70	888,921	889,343
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	948,300	797,276
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	460,959	444,376
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	419,563	376,356
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	852,412	752,665
Series 2021-NQM6, Class A1 (A)(B)	1.855	08-25-66	83,184	76,414
Series 2025-NQM5, Class A1 (A)(B)	4.981	08-25-70	1,287,551	1,286,775
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	184,677	176,015
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	882,601	803,048
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(B)	5.649	01-13-40	1,463,000	1,519,521
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	308,150	270,816
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (A)	2.812	01-16-37	341,000	305,205
MFA Trust
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	499,200	471,647
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	67,444	63,906
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	915,270	810,028
NRZT
Series 2025-NQM6, Class A1 (A)(B)	5.085	10-25-65	1,088,000	1,088,755
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(B)	4.455	11-05-41	1,503,000	1,493,904
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	766,560	721,951
Series 2025-INV2, Class A1 (A)(B)	5.000	10-25-60	1,797,124	1,802,773
OBX Trust
Series 2021-NQM1, Class A1 (A)(B)	1.072	02-25-66	434,676	382,952
Series 2021-NQM2, Class A1 (A)(B)	1.101	05-25-61	977,577	815,209
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	1,028,851	851,343
Series 2025-NQM18, Class A1 (A)(B)	5.057	09-25-65	736,987	739,358
Series 2025-NQM19, Class A1 (A)(B)	4.869	10-25-65	1,461,000	1,460,121
Series 2025-NQM20, Class A1 (A)(B)	5.021	10-25-65	1,515,292	1,522,315
Series 2025-NQM21, Class A1 (A)(B)	4.989	10-25-65	1,107,000	1,109,494
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	1,361,000	1,403,709
Series 2024-CNTR, Class D (A)	7.109	11-13-41	1,926,000	2,019,042
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	1,678,000	1,495,063
Series 2021-OVA, Class D (A)	2.851	07-15-41	240,000	209,562
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	388,911	368,979
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	1,108,438	1,006,906
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	166,132	164,414
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	569,464	543,573
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	608,371	594,698
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	369,386	356,158
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	308,766	298,096
Series 2020-3, Class A1 (A)(B)	3.088	02-25-63	135,855	132,215
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,073,184	984,093
Series 2024-1, Class A1 (A)(B)	4.882	03-25-64	994,073	1,014,165
Series 2024-3, Class A1A (A)(B)	5.005	07-25-65	694,244	703,702
Series 2024-4, Class A1A (A)(B)	4.579	10-27-64	518,395	523,135
VDCM Commercial Mortgage Trust
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	22

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-AZ, Class A (A)(B)	5.229	07-13-44	1,385,000	$1,405,448
Verus Securitization Trust
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	705,022	636,986
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	471,911	416,481
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	500,299	427,279
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	308,481	269,908
Series 2021-6, Class A1 (A)(B)	1.630	10-25-66	119,191	105,618
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	91,674	86,069
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (A)	6.664	12-25-68	260,544	263,348
Series 2025-11, Class A1 (A)(B)	4.914	11-25-70	1,188,000	1,190,624
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	324,583	314,217
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	27,135	26,780
Series 2025-5C4, Class A3	5.673	05-15-58	1,364,000	1,432,683
Series 2025-5C6, Class A3	5.186	10-15-58	955,000	986,795
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (A)(B)	5.528	07-15-40	858,000	887,882
U.S. Government Agency 8.0%				17,457,413
Government National Mortgage Association
Series 2016-174, Class IO	0.726	11-16-56	29,469	918
Series 2017-109, Class IO	0.202	04-16-57	35,621	366
Series 2017-124, Class IO	0.625	01-16-59	25,168	916
Series 2017-140, Class IO	0.485	02-16-59	33,192	861
Series 2017-159, Class IO	0.429	06-16-59	19,428,487	480,282
Series 2017-20, Class IO	0.489	12-16-58	67,936	1,402
Series 2017-22, Class IO	0.771	12-16-57	22,124	805
Series 2017-23, Class IO	0.598	05-16-59	5,074,375	172,297
Series 2017-46, Class IO	0.648	11-16-57	48,287	1,822
Series 2017-54, Class IO	0.708	12-16-58	13,760,614	475,740
Series 2017-61, Class IO	0.688	05-16-59	225,672	7,864
Series 2017-89, Class IO	0.437	07-16-59	31,128	768
Series 2018-114, Class IO	0.591	04-16-60	79,911	3,170
Series 2018-158, Class IO	0.798	05-16-61	163,604	9,865
Series 2018-23, Class IO	0.576	11-16-59	14,854,459	493,799
Series 2018-69, Class IO	0.609	04-16-60	56,687	2,576
Series 2018-99, Class IO	0.452	06-16-60	164,043	4,396
Series 2019-131, Class IO	0.803	07-16-61	130,018	7,473
Series 2020-108, Class IO	0.847	06-16-62	2,392,385	138,642
Series 2020-114, Class IO	0.798	09-16-62	771,499	40,638
Series 2020-118, Class IO	0.884	06-16-62	4,847,432	306,500
Series 2020-120, Class IO	0.758	05-16-62	904,476	53,279
Series 2020-137, Class IO	0.798	09-16-62	3,808,642	221,745
Series 2020-150, Class IO	0.966	12-16-62	1,057,372	72,375
Series 2020-170, Class IO	0.836	11-16-62	491,329	31,942
Series 2020-92, Class IO	0.881	02-16-62	766,136	42,942
Series 2021-10, Class IO	0.987	05-16-63	416,051	31,713
Series 2021-11, Class IO	1.021	12-16-62	11,484,070	848,043
Series 2021-203, Class IO	0.870	07-16-63	5,505,021	359,505
Series 2021-220, Class IO	0.828	12-16-63	5,060,108	315,780
Series 2021-3, Class IO	0.870	09-16-62	1,969,257	126,410
Series 2021-47, Class IO	0.992	03-16-61	4,441,429	299,533
Series 2022-144, Class IO	0.530	10-16-64	20,136,444	998,852
Series 2022-150, Class IO	0.823	06-16-64	5,355,062	305,493
Series 2022-181, Class IO	0.720	07-16-64	2,372,028	144,591
Series 2022-221, Class IO	0.844	06-16-64	6,721,099	443,800
Series 2022-57, Class IO	0.756	09-16-63	2,802,203	141,895
Series 2023-105, Class IO	0.748	07-16-65	5,545,689	335,402
23	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2023-177, Class IO	0.858	06-16-65	7,511,833	$448,088
Series 2023-197, Class IO	1.241	09-16-65	7,279,248	611,862
Series 2023-30, Class IO	1.001	11-16-64	2,904,595	194,148
Series 2023-33, Class IO	0.930	05-16-63	4,469,902	317,014
Series 2023-36, Class IO	0.935	10-16-64	7,983,581	492,253
Series 2023-62, Class IO	0.938	02-16-65	4,857,503	308,047
Series 2023-91, Class IO	0.876	04-16-65	4,444,840	310,355
Series 2024-135, Class IO	0.834	11-16-66	14,423,442	910,235
Series 2024-179, Class XI IO	0.831	12-16-66	13,728,820	983,689
Series 2024-193, Class IO	0.701	12-16-66	16,008,002	1,014,102
Series 2024-194, Class IO	0.973	08-16-67	13,967,929	1,055,065
Series 2025-128, Class IO	0.926	09-16-67	12,709,099	1,038,547
Series 2025-3, Class IO	0.855	04-16-67	13,290,571	927,570
Series 2025-35, Class IO	0.763	09-16-66	15,829,205	942,522

Series 2025-73, Class IO	0.676	08-16-67	15,841,936	979,516
Asset-backed securities 55.8%				$121,678,317
(Cost $118,807,951)
Asset-backed securities 55.8%				121,678,317
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	329,954	326,414
AMSR Trust
Series 2021-SFR1, Class B (A)	2.153	06-17-38	570,000	536,600
Series 2024-SFR1, Class A (A)	4.290	07-17-41	120,000	119,706
Series 2025-SFR1, Class A (A)	3.655	06-17-42	757,000	733,058
Series 2025-SFR2, Class A (A)	4.275	11-17-42	319,000	316,206
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	160,503	147,805
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	2,098,713	2,034,919
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	2,025,867	1,895,494
Capital Automotive REIT
Series 2024-3A, Class A1 (A)	4.400	10-15-54	946,660	928,139
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,040,997	2,054,599
CARS-DB8 LP
Series 2024-2A, Class A2 (A)	5.250	05-15-54	878,219	875,561
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	1,858,970	1,586,944
Series 2021-1A, Class A1 (A)	1.530	03-15-61	2,326,007	1,898,624
CLI Funding IX LLC
Series 2025-1A, Class A (A)	5.350	06-20-50	1,467,528	1,491,247
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	1,202,554	1,133,276
Series 2020-3A, Class A (A)	2.070	10-18-45	311,559	294,276
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	709,099	659,589
Series 2022-1A, Class A (A)	2.720	01-18-47	838,880	781,048
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	1,525,000	1,540,856
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	1,400,000	1,406,679
Series 2025-1A, Class A1 (A)	5.316	05-25-50	1,374,000	1,400,140
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	579,000	592,825
Concord Music Royalties LLC
Series 2025-2A, Class A (A)	5.785	07-20-75	1,293,000	1,319,301
Consolidated Communications LLC
Series 2025-1A, Class A2 (A)	6.000	05-20-55	1,660,000	1,693,260
Series 2025-4A, Class A2 (A)	5.522	12-20-55	994,000	1,000,472
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	24

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	1,893,000	$1,865,758
Series 2024-2A, Class A2 (A)	4.500	05-20-49	2,240,000	2,195,555
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	3,073,000	3,049,820
Series 2021-2A, Class A2 (A)	2.400	10-25-51	1,356,000	1,321,580
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,023,975	1,012,746
Series 2025-1A, Class A2I (A)	4.891	08-20-55	894,000	899,600
Series 2025-1A, Class A2II (A)	5.165	08-20-55	955,000	962,187
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	1,229,000	1,187,992
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.668	10-25-49	682,560	659,107
Series 2021-1A, Class A2I (A)	2.662	04-25-51	1,862,338	1,773,581
Series 2025-1A, Class A2I (A)	4.930	07-25-55	762,000	766,193
Series 2025-1A, Class A2II (A)	5.217	07-25-55	885,000	892,106
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	1,836,243	1,775,476
Series 2021-1A, Class A2 (A)	2.791	10-20-51	1,764,540	1,667,118
Series 2024-1A, Class A2 (A)	6.372	10-20-54	1,981,913	2,062,229
Series 2025-1A, Class A2 (A)	5.296	10-20-55	845,000	848,025
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A (A)	1.360	08-27-35	31,767	30,372
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	1,883,000	1,890,598
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	208,574
Series 2021-SFR1, Class D (A)	2.189	08-17-38	445,000	436,088
Flexential Issuer LLC
Series 2025-1A, Class A2 (A)	6.030	10-25-60	999,000	996,472
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	190,610	189,629
Series 2021-1A, Class A2 (A)	2.773	04-20-29	264,214	262,116
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	2,143,000	2,120,121
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	65,961	64,365
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	1,660,000	1,620,825
Series 2023-1A, Class A2 (A)	5.687	05-20-53	1,825,000	1,842,346
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	1,302,768	1,283,346
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	1,323,995	1,353,252
Series 2025-1A, Class A2 (A)	5.610	08-16-55	596,505	608,964
Lyra Music Assets LP
Series 2025-1A, Class A2 (A)	5.604	09-20-65	1,179,000	1,194,038
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	58,661	58,198
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	103,692	105,968
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A (A)	1.220	07-15-69	27,072	25,645
Series 2020-IA, Class A1A (A)	1.330	04-15-69	116,426	108,768
Series 2021-FA, Class A (A)	1.110	02-18-70	530,360	473,564
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	127,651	110,276
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,109,648	2,013,933
Series 2022-1A, Class A2 (A)	3.695	01-30-52	899,938	848,620
25	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,857,000	$2,420,704
Series 2021-1, Class B1 (A)	2.410	10-20-61	1,297,000	875,201
Progress Residential Trust
Series 2021-SFR3, Class A (A)	1.637	05-17-26	338,209	335,951
Series 2021-SFR6, Class A (A)	1.524	07-17-38	428,239	421,603
Series 2024-SFR1, Class A (A)	3.350	02-17-41	774,617	751,723
Series 2025-SFR1, Class A (A)	3.400	02-17-42	1,214,670	1,166,676
Series 2025-SFR2, Class A (A)	3.305	04-17-42	1,512,769	1,444,744
Series 2025-SFR5, Class A (A)	3.850	10-17-42	1,395,000	1,355,688
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	1,603,000	1,601,189
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(C)	5.385	01-15-38	857,000	858,139
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (A)(C)	5.205	04-15-38	960,000	956,978
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (A)	5.673	07-25-55	1,406,000	1,418,505
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	2,225,000	2,276,013
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	1,217,625	1,149,127
Series 2024-1A, Class A2 (A)	6.174	01-25-54	900,953	932,722
Sesac Finance LLC
Series 2025-1, Class A2 (A)	5.500	07-25-55	1,575,000	1,578,061
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	336,684	308,406
Series 2021-D, Class A1A (A)	1.340	03-17-53	102,000	96,339
Series 2023-A, Class A1A (A)	5.380	01-15-53	107,303	109,389
Series 2023-C, Class A1A (A)	5.670	11-15-52	101,202	104,230
Series 2024-A, Class A1A (A)	5.240	03-15-56	1,533,281	1,567,330
Series 2024-E, Class A1A (A)	5.090	10-16-56	1,229,784	1,252,802
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	1,337,870	1,320,580
Series 2020-1A, Class A2II (A)	4.336	01-20-50	1,241,225	1,202,378
Series 2021-1A, Class A2I (A)	2.190	08-20-51	1,425,042	1,327,245
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,211,760	1,225,547
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,122,660	1,147,647
Series 2024-3A, Class A23 (A)	5.914	07-30-54	1,588,950	1,583,718
Summit Issuer LLC
Series 2025-1A, Class A2 (A)	5.208	11-20-55	1,187,000	1,198,177
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	468,000	469,112
Series 2025-1A, Class A2 (A)	5.036	03-25-55	1,508,000	1,492,333
Series 2025-2A, Class A21 (A)	5.121	10-25-55	213,000	213,266
Taco Bell Funding LLC
Series 2025-1A, Class A2I (A)	4.821	08-25-55	1,446,000	1,448,325
Series 2025-1A, Class A2II (A)	5.049	08-25-55	1,056,000	1,058,496
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	1,123,200	1,074,216
Series 2021-1A, Class A (A)	1.650	02-20-46	935,071	857,330
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	429,599	408,761
Tricon Residential Trust
Series 2024-SFR3, Class A (A)	4.500	08-17-41	1,391,821	1,393,164
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	1,222,617	1,152,451
Series 2021-1A, Class A (A)	1.860	03-20-46	1,137,283	1,057,189
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	1,121,000	1,150,118
Series 2025-2A, Class A2 (A)	5.177	01-20-56	427,000	430,595
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	26

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	1,145,000	$1,087,622
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	412,246	405,111
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	1,901,103	1,772,847
Willis Engine Structured Trust VIII
Series 2025-A, Class A (A)	5.582	06-15-50	814,773	828,659
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	2,293,080	2,215,136
Series 2024-1A, Class A2 (A)	5.858	12-05-54	1,047,000	1,078,977
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	890,475	838,679
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	1,678,000	1,706,929

	Yield (%)	Shares	Value
Short-term investments 1.5%			$3,281,285
(Cost $3,281,317)
Short-term funds 1.5%			3,281,285
John Hancock Collateral Trust (D)	3.9009(E)	328,027	3,281,285

Total investments (Cost $215,525,920) 100.8%	$219,631,364
Other assets and liabilities, net (0.8%)	(1,699,259)
Total net assets 100.0%	$217,932,105

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $189,745,310 or 87.1% of the portfolio’s net assets as of 11-30-25.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 11-30-25.
27	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 11-30-25 (unaudited)

	Managed Account Shares Bond Completion Portfolio	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Assets
Unaffiliated investments, at value	$1,102,679	$426,849,294	$162,179,136	$19,603,820	$216,350,079
Affiliated investments, at value	8,333	3,500,086	2,315,558	179,540	3,281,285
Total investments, at value	1,111,012	430,349,380	164,494,694	19,783,360	219,631,364
Cash	—	—	732,902	75,216	—
Dividends and interest receivable	6,615	5,409,406	2,650,965	317,479	780,914
Receivable for fund shares sold	—	682,007	376,587	—	400,390
Receivable from affiliates	4,493	34,508	15,081	3,482	19,121
Other assets	19,974	18,466	16,610	6,905	17,065
Total assets	1,142,094	436,493,767	168,286,839	20,186,442	220,848,854
Liabilities
Distributions payable	4,149	1,980,262	946,592	83,218	773,078
Payable for investments purchased	—	—	561,271	—	2,086,912
Payable for delayed delivery securities purchased	—	868,716	—	—	—
Payable for fund shares repurchased	—	6,647	1,599	—	3,326
Payable to affiliates
Accounting and legal services fees	36	14,037	5,406	657	7,055
Trustees’ fees	12	557	195	37	285
Other liabilities and accrued expenses	32,170	54,046	37,932	26,309	46,093
Total liabilities	36,367	2,924,265	1,552,995	110,221	2,916,749
Net assets	$1,105,727	$433,569,502	$166,733,844	$20,076,221	$217,932,105
Net assets consist of
Paid-in capital	$1,100,387	$425,615,615	$172,730,436	$20,076,241	$213,150,810
Total distributable earnings (loss)	5,340	7,953,887	(5,996,592)	(20)	4,781,295
Net assets	$1,105,727	$433,569,502	$166,733,844	$20,076,221	$217,932,105
Unaffiliated investments, at cost	$1,089,767	$415,739,099	$160,431,151	$19,724,153	$212,244,603
Affiliated investments, at cost	8,322	3,500,006	2,315,572	179,542	3,281,317
Total investments, at cost	1,098,089	419,239,105	162,746,723	19,903,695	215,525,920
Net asset value per share
Based on net asset values and shares outstanding-the portfolio has an unlimited number of shares authorized with no par value.
Net assets	$1,105,727	$433,569,502	$166,733,844	$20,076,221	$217,932,105
Shares outstanding	110,164	48,302,475	19,548,695	2,007,592	22,663,409
Net asset value per share	$10.04	$8.98	$8.53	$10.00	$9.62
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	28

STATEMENTS OF OPERATIONS For the six months ended 11-30-25 (unaudited)

	Managed Account Shares Bond Completion Portfolio	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Investment income
Interest	$25,805	$11,330,091	$5,165,092	$521,434	$5,155,443
Dividends from affiliated investments	345	67,745	50,943	5,910	79,952
Dividends from unaffiliated investments	—	—	17,527	—	—
Less foreign taxes withheld	—	(44)	—	—	—
Total investment income	26,150	11,397,792	5,233,562	527,344	5,235,395
Expenses
Investment management fees	3,412	1,315,074	480,641	62,387	663,020
Accounting and legal services fees	104	40,067	14,638	1,901	20,204
Trustees’ fees	11	4,858	1,642	231	2,455
Custodian fees	5,817	27,523	15,822	6,108	19,560
State registration fees	13,439	21,270	15,230	12,885	17,523
Printing and postage	8,955	8,564	7,744	7,556	8,208
Professional fees	23,596	31,004	25,311	20,806	26,551
Other	5,228	9,678	7,837	5,429	8,367
Total expenses	60,562	1,458,038	568,865	117,303	765,888
Less expense reductions	(60,558)	(1,456,615)	(568,370)	(117,234)	(765,166)
Net expenses	4	1,423	495	69	722
Net investment income	26,146	11,396,369	5,233,067	527,275	5,234,673
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(2,170)	1,219,526	(1,013,435)	(506)	516,568
Affiliated investments	(2)	247	(309)	(24)	831
	(2,172)	1,219,773	(1,013,744)	(530)	517,399
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	41,122	11,142,980	3,018,231	388,828	1,357,365
Affiliated investments	11	54	(40)	(7)	(137)
	41,133	11,143,034	3,018,191	388,821	1,357,228
Net realized and unrealized gain	38,961	12,362,807	2,004,447	388,291	1,874,627
Increase in net assets from operations	$65,107	$23,759,176	$7,237,514	$915,566	$7,109,300
29	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Managed Account Shares Bond Completion Portfolio		Managed Account Shares Investment-Grade Corporate Bond Portfolio		Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
	Six months ended 11-30-25 (unaudited)	Year ended 5-31-25	Six months ended 11-30-25 (unaudited)	Year ended 5-31-25	Six months ended 11-30-25 (unaudited)	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$26,146	$51,492	$11,396,369	$19,149,084	$5,233,067	$7,185,483
Net realized gain (loss)	(2,172)	(5,635)	1,219,773	502,284	(1,013,744)	(37,290)
Change in net unrealized appreciation (depreciation)	41,133	10,633	11,143,034	(579,292)	3,018,191	(1,638,052)
Increase in net assets resulting from operations	65,107	56,490	23,759,176	19,072,076	7,237,514	5,510,141
Distributions to shareholders
From earnings	(24,774)	(52,026)	(11,735,248)	(19,539,909)	(5,389,808)	(7,419,767)
Total distributions	(24,774)	(52,026)	(11,735,248)	(19,539,909)	(5,389,808)	(7,419,767)
From portfolio share transactions	12,753	61,816	19,258,662	165,370,621	28,564,008	79,088,371
Total increase (decrease)	53,086	66,280	31,282,590	164,902,788	30,411,714	77,178,745
Net assets
Beginning of period	1,052,641	986,361	402,286,912	237,384,124	136,322,130	59,143,385
End of period	$1,105,727	$1,052,641	$433,569,502	$402,286,912	$166,733,844	$136,322,130
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	30

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Managed Account Shares Non- Investment-Grade Municipal Bond Portfolio		Managed Account Shares Securitized Debt Portfolio
	Six months ended 11-30-25 (unaudited)	Year ended 5-31-25	Six months ended 11-30-25 (unaudited)	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$527,275	$1,007,565	$5,234,673	$8,303,904
Net realized gain (loss)	(530)	67,404	517,399	530,572
Change in net unrealized appreciation (depreciation)	388,821	(839,197)	1,357,228	2,997,743
Increase in net assets resulting from operations	915,566	235,772	7,109,300	11,832,219
Distributions to shareholders
From earnings	(500,316)	(1,047,653)	(4,567,831)	(8,248,169)
Total distributions	(500,316)	(1,047,653)	(4,567,831)	(8,248,169)
From portfolio share transactions	—	6,241	9,545,681	73,322,390
Total increase (decrease)	415,250	(805,640)	12,087,150	76,906,440
Net assets
Beginning of period	19,660,971	20,466,611	205,844,955	128,938,515
End of period	$20,076,221	$19,660,971	$217,932,105	$205,844,955
31	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

Period ended	11-30-25[1]	5-31-25	5-31-24[2]
Per share operating performance
Net asset value, beginning of period	$9.67	$9.62	$10.00
Net investment income[3]	0.24	0.49	0.21
Net realized and unrealized gain (loss) on investments	0.36	0.05	(0.39)
Total from investment operations	0.60	0.54	(0.18)
Less distributions
From net investment income	(0.23)	(0.49)	(0.20)
Net asset value, end of period	$10.04	$9.67	$9.62
Total return (%)[4]	6.22[5]	5.65	(1.76)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	11.18[6]	14.05	14.21[7]
Expenses including reductions	—[6,8]	—[8]	—[7,8]
Net investment income	4.83[6]	4.94	4.80[6]
Portfolio turnover (%)	18	52	10

[1]	Six months ended 11-30-25. Unaudited.
[2]	Period from 12-18-23 (commencement of operations) to 5-31-24.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Less than 0.005%.
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.72	$8.64	$8.54	$8.97	$10.34	$10.02
Net investment income[2]	0.24	0.49	0.48	0.40	0.29	0.28
Net realized and unrealized gain (loss) on investments	0.27	0.09[3]	0.11	(0.39)	(1.24)	0.43
Total from investment operations	0.51	0.58	0.59	0.01	(0.95)	0.71
Less distributions
From net investment income	(0.25)	(0.50)	(0.49)	(0.44)	(0.39)	(0.38)
From net realized gain	—	—	—	—	(0.03)	(0.01)
Total distributions	(0.25)	(0.50)	(0.49)	(0.44)	(0.42)	(0.39)
Net asset value, end of period	$8.98	$8.72	$8.64	$8.54	$8.97	$10.34
Total return (%)[4]	5.91[5]	6.82	7.14	0.19	(9.54)	7.09
Ratios and supplemental data
Net assets, end of period (in millions)	$434	$402	$237	$97	$37	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[6]	0.70	0.74	0.85	0.91	1.17
Expenses including reductions	—[6,7]	—[7]	—[7]	—[7]	—[7]	—
Net investment income	5.46[6]	5.59	5.64	4.72	2.90	2.73
Portfolio turnover (%)	25	47	41	42	40	58

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	32

MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.41	$8.41	$8.07	$8.77	$9.85	$9.10
Net investment income[2]	0.29	0.59	0.59	0.52	0.45	0.48
Net realized and unrealized gain (loss) on investments	0.13	0.02[3]	0.34	(0.65)	(1.01)	0.83
Total from investment operations	0.42	0.61	0.93	(0.13)	(0.56)	1.31
Less distributions
From net investment income	(0.30)	(0.61)	(0.59)	(0.57)	(0.52)	(0.56)
Net asset value, end of period	$8.53	$8.41	$8.41	$8.07	$8.77	$9.85
Total return (%)[4]	5.07[5]	7.44	11.99	(1.35)	(5.98)	14.69
Ratios and supplemental data
Net assets, end of period (in millions)	$167	$136	$59	$39	$39	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[6]	0.78	0.94	0.98	0.92	1.32
Expenses including reductions	—[6,7]	—[7]	—[7]	—[7]	—[7]	—
Net investment income	6.86[6]	7.01	7.19	6.32	4.76	4.96
Portfolio turnover (%)	32	43	56	87	35	34

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23[2]
Per share operating performance
Net asset value, beginning of period	$9.79	$10.20	$9.84	$10.00
Net investment income[3]	0.26	0.50	0.51	0.13
Net realized and unrealized gain (loss) on investments	0.20	(0.39)	0.33	(0.16)
Total from investment operations	0.46	0.11	0.84	(0.03)
Less distributions
From net investment income	(0.25)	(0.48)	(0.48)	(0.13)
From net realized gain	—	(0.04)	—	—
Total distributions	(0.25)	(0.52)	(0.48)	(0.13)
Net asset value, end of period	$10.00	$9.79	$10.20	$9.84
Total return (%)[4]	4.76[5]	0.99	8.73	(0.29)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$20	$20	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[6]	1.13	1.07	1.59[7]
Expenses including reductions	—[6,8]	—[8]	—[8]	—[7]
Net investment income	5.32[6]	4.89	5.10	4.34[6]
Portfolio turnover (%)	10	30	13	19

[1]	Six months ended 11-30-25. Unaudited.
[2]	Period from 2-8-23 (commencement of operations) to 5-31-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Less than 0.005%.
33	JOHN HANCOCK MANAGED ACCOUNT SHARES |	SEE NOTES TO FINANCIAL STATEMENTS

MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.50	$9.26	$9.06	$9.33	$10.17	$9.96
Net investment income[2]	0.24	0.45	0.40	0.36	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.09	0.23	0.19	(0.28)	(0.84)	0.25
Total from investment operations	0.33	0.68	0.59	0.08	(0.60)	0.50
Less distributions
From net investment income	(0.21)	(0.44)	(0.39)	(0.35)	(0.23)	(0.27)
From net realized gain	—	—	—	—	(0.01)	(0.02)
Total distributions	(0.21)	(0.44)	(0.39)	(0.35)	(0.24)	(0.29)
Net asset value, end of period	$9.62	$9.50	$9.26	$9.06	$9.33	$10.17
Total return (%)[3]	3.49[4]	7.44	6.64	0.87	(5.98)	5.02
Ratios and supplemental data
Net assets, end of period (in millions)	$218	$206	$129	$80	$37	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[5]	0.74	0.80	0.83	0.93	1.25
Expenses including reductions	—[5,6]	—[6]	—[6]	—[6]	—	—
Net investment income	4.97[5]	4.73	4.36	3.97	2.39	2.48
Portfolio turnover (%)	19	27	40	53	54	32

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MANAGED ACCOUNT SHARES	34

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Managed Account Shares Bond Completion Portfolio, John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio and John Hancock Managed Account Shares Securitized Debt Portfolio (collectively, John Hancock Managed Account Shares Portfolios, or the Portfolios, and individually, Portfolio) are each a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective for each portfolio, except for John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio is to seek high level of current income consistent with prudent investment risk. The investment objective for John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio is to seek a high level of interest income exempt from federal income tax.
Shares of the portfolios may be purchased only by or on behalf of separately managed account clients where the portfolios’ subadvisor or an affiliate of the subadvisor (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker dealer), or directly with the client, to provide management or advisory services to the managed account.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio
Investments in securities:
Assets
U.S. Government and Agency obligations	$945,504	—	$945,504	—
Corporate bonds	157,175	—	157,175	—
35	JOHN HANCOCK MANAGED ACCOUNT SHARES |

	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio (continued)
Short-term investments	$8,333	$8,333	—	—
Total investments in securities	$1,111,012	$8,333	$1,102,679	—

Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$426,541,671	—	$426,541,671	—
Municipal bonds	307,623	—	307,623	—
Short-term investments	3,500,086	$3,500,086	—	—
Total investments in securities	$430,349,380	$3,500,086	$426,849,294	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$157,221,872	—	$157,221,872	—
Term loans	4,179,300	—	4,179,300	—
Asset-backed securities	386,346	—	386,346	—
Common stocks	7,423	—	7,423	—
Preferred securities	384,195	$384,195	—	—
Short-term investments	2,315,558	2,315,558	—	—
Total investments in securities	$164,494,694	$2,699,753	$161,794,941	—

Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Investments in securities:
Assets
Municipal bonds	$19,603,820	—	$19,603,820	—
Short-term investments	179,540	$179,540	—	—
Total investments in securities	$19,783,360	$179,540	$19,603,820	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$94,671,762	—	$94,671,762	—
Asset-backed securities	121,678,317	—	121,678,317	—
Short-term investments	3,281,285	$3,281,285	—	—
Total investments in securities	$219,631,364	$3,281,285	$216,350,079	—
When-issued/delayed-delivery securities. The portfolios may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset-backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay
| JOHN HANCOCK MANAGED ACCOUNT SHARES	36

their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios’ cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended November 30, 2025, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended November 30, 2025 were as follows:
Portfolio	Commitment fee
Managed Account Shares Bond Completion Portfolio	$3
Managed Account Shares Investment-Grade Corporate Bond Portfolio	1,260
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	441
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	61
Managed Account Shares Securitized Debt Portfolio	638
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
37	JOHN HANCOCK MANAGED ACCOUNT SHARES |

For federal income tax purposes, as of May 31, 2025, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of May 31, 2025:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Account Shares Bond Completion Portfolio	$3,716	$3,098
Managed Account Shares Investment-Grade Corporate Bond Portfolio	918,609	2,606,495
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	2,300,333	3,694,229
Managed Account Shares Securitized Debt Portfolio	36,963	835,622
As of May 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on November 30, 2025, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Account Shares Bond Completion Portfolio	$1,098,557	$18,394	$(5,939)	$12,455
Managed Account Shares Investment-Grade Corporate Bond Portfolio	419,914,553	11,361,483	(926,656)	10,434,827
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	163,251,614	3,110,168	(1,867,088)	1,243,080
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	19,772,374	719,477	(708,491)	10,986
Managed Account Shares Securitized Debt Portfolio	215,568,096	5,601,727	(1,538,459)	4,063,268
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare dividends daily and pay them monthly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolios’ distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, wash sale loss deferrals, distributions payable, and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent on an annual basis to the sum of 0.63% of the portfolios’ average daily net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive or reimburse 100% of the portfolios’ operating expenses. Expenses, means all expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, borrowing costs, acquired fund fees and expenses paid indirectly. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the portfolios and Advisor based upon a determination that this is appropriate under the circumstances at that time.
The portfolios are an integral part of a separately managed account program, and the portfolios’ manager, the portfolios’ subadvisor or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services. Participants in a separately managed account program pay a “wrap” fee to the sponsor of the program. Participants pay no additional fees or expenses to purchase shares of the portfolios.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	38

For the six months ended November 30, 2025, the expense reductions described above amounted to the following:

Portfolio	Expense Reductions
Managed Account Shares Bond Completion Portfolio	$60,558
Managed Account Shares Investment-Grade Corporate Bond Portfolio	1,456,615
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	568,370
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	117,234
Managed Account Shares Securitized Debt Portfolio	765,166
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2025, were equivalent to a net annual effective rate of 0.00% of each portfolio’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended November 30, 2025, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets. For the six months ended November 30, 2025, these fees have been waived by the Advisor.
Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, based on the average daily net assets. For the six months ended November 30, 2025, the portfolios did not incur any transfer agent fees.
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended November 30, 2025 and for the year ended May 31, 2025 were as follows:
	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Managed Account Shares Bond Completion Portfolio
Sold	1,275	$12,753	6,404	$62,766
Repurchased	—	—	(99)	(950)
Net increase	1,275	$12,753	6,305	$61,816
Total net increase	1,275	$12,753	6,305	$61,816

	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Sold	5,838,313	$52,051,854	29,372,561	$258,765,946
Repurchased	(3,689,862)	(32,793,192)	(10,696,252)	(93,395,325)
Net increase	2,148,451	$19,258,662	18,676,309	$165,370,621
Total net increase	2,148,451	$19,258,662	18,676,309	$165,370,621

	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Sold	4,620,736	$39,558,781	12,896,140	$110,121,606
Repurchased	(1,288,672)	(10,994,773)	(3,713,453)	(31,033,235)
Net increase	3,332,064	$28,564,008	9,182,687	$79,088,371
Total net increase	3,332,064	$28,564,008	9,182,687	$79,088,371

39	JOHN HANCOCK MANAGED ACCOUNT SHARES |

	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Sold	—	—	599	$6,241
Net increase	—	—	599	$6,241
Total net increase (decrease)	—	—	599	$6,241

	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Managed Account Shares Securitized Debt Portfolio
Sold	2,737,730	$26,190,620	12,279,269	$116,250,606
Repurchased	(1,742,588)	(16,644,939)	(4,542,257)	(42,928,216)
Net increase	995,142	$9,545,681	7,737,012	$73,322,390
Total net increase	995,142	$9,545,681	7,737,012	$73,322,390
Affiliates of the portfolios owned 100% of shares of Managed Account Shares Bond Completion Portfolio and Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio on November 30, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended November 30, 2025:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Managed Account Shares Bond Completion Portfolio	$146,882	$49,675	$152,739	$38,708
Managed Account Shares Investment-Grade Corporate Bond Portfolio	—	121,561,125	—	103,198,590
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	—	75,738,014	—	48,166,612
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	—	1,926,654	—	1,902,527
Managed Account Shares Securitized Debt Portfolio	—	49,011,807	—	38,710,402
Note 7—Industry or sector risk
The portfolios may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a portfolio’s assets are economically tied to a single or small number of industries or sectors of the economy, the portfolio will be less diversified than a more broadly diversified portfolio, and it may cause the portfolio to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the portfolio’s NAV more volatile. Further, a portfolio that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment in affiliated underlying funds
The portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Account Shares Bond Completion Portfolio
John Hancock Collateral Trust	833	$26,529	$130,901	$(149,106)	$(2)	$11	$345	—	$8,333
Managed Account Shares Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	349,900	$460,622	$78,324,710	$(75,285,547)	$247	$54	$67,745	—	$3,500,086
| JOHN HANCOCK MANAGED ACCOUNT SHARES	40

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	231,484	$2,878,706	$47,381,935	$(47,944,734)	$(309)	$(40)	$50,943	—	$2,315,558
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
John Hancock Collateral Trust	17,948	$226,221	$1,642,265	$(1,688,915)	$(24)	$(7)	$5,910	—	$179,540
Managed Account Shares Securitized Debt Portfolio
John Hancock Collateral Trust	328,027	$2,077,126	$44,054,779	$(42,851,314)	$831	$(137)	$79,952	—	$3,281,285
Note 9—Segment reporting
The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
41	JOHN HANCOCK MANAGED ACCOUNT SHARES |

SHAREHOLDER MEETING

(Unaudited)
The portfolios held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal:  To elect five Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	249,920,452	2,229,803
Christine L. Hurtsellers	249,968,591	2,181,664
Kenneth J. Phelan	249,894,182	2,256,073
Thomas R. Wright	249,950,929	2,199,326

Non-Independent Trustee
Kristie M. Feinberg	249,892,677	2,257,542
| JOHN HANCOCK MANAGED ACCOUNT SHARES	42

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Bond Completion Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27–29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23–26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.
The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
43	JOHN HANCOCK MANAGED ACCOUNT SHARES |

(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-year period ended December 31, 2024 and for the period from December 31, 2023 through December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index and peer group median for the one-year period and for the period from December 31, 2023 through December 31, 2024 including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund. The Board also noted the fund’s limited performance history. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand-alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
| JOHN HANCOCK MANAGED ACCOUNT SHARES	44

(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
45	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	46

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27–29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23–26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
47	JOHN HANCOCK MANAGED ACCOUNT SHARES |

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2024 and for the period from July 31, 2019 through December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index for the one-, three-, five-year periods and for the period from July 31, 2019 through December 31, 2024.The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand-alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
| JOHN HANCOCK MANAGED ACCOUNT SHARES	48

(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
49	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	50

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27–29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23–26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
51	JOHN HANCOCK MANAGED ACCOUNT SHARES |

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period ended December 31, 2024 and underperformed for the three- and five-year periods and for the period from July 31, 2019 through December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to its benchmark index for the three- and five-year periods and for the period from July 31, 2019 through December 31, 2024 including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand-alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
| JOHN HANCOCK MANAGED ACCOUNT SHARES	52

(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on their performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
53	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	54

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27–29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23–26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
55	JOHN HANCOCK MANAGED ACCOUNT SHARES |

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-year period ended December 31, 2024 and for the period from February 28, 2023 through December 31, 2024.  The Board also noted that the fund underperformed its peer group median for the one-year period ended December 31, 2024 and outperformed for the period from February 28, 2023 through December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index for the one-year period and for the period from February 28, 2023 through December 31, 2024 and its peer group median for the period from February 28, 2023 through December 31, 2024 including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund. The Board also noted the fund’s limited performance history.  The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund were equal to the peer group median and net total expenses for the fund were lower than the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand-alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
| JOHN HANCOCK MANAGED ACCOUNT SHARES	56

(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on their performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
57	JOHN HANCOCK MANAGED ACCOUNT SHARES |

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	58

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Securitized Debt Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27–29, 2025.The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23–26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
59	JOHN HANCOCK MANAGED ACCOUNT SHARES |

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2024 and for the period from July 31, 2019 through December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and for the period from July 31, 2019 through December 31, 2024. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand-alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
| JOHN HANCOCK MANAGED ACCOUNT SHARES	60

(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on their performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
61	JOHN HANCOCK MANAGED ACCOUNT SHARES |

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK MANAGED ACCOUNT SHARES	62

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-247-0278, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Managed Account Shares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5025973	JHMASSA 11/25
1/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	January 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	January 14, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	January 14, 2026